UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08510

                                               Matthews International Funds

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550

                                                  San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

William J. Hackett, President

Four Embarcadero Center, Suite 550

                                                  San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code:      415-788-7553

Date of fiscal year end:  December 31

Date of reporting period: March 29, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asia Strategic Income Fund	March 29, 2018

Schedule of Investmentsa (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 52.1%

	Face Amount*	Value
CHINA/HONG KONG: 28.0%
Wanda Properties International Co., Ltd.
7.250%, 01/29/24[b]	5,000,000	$5,099,415
Standard Chartered PLC
6.500%[c], 04/02/20[b,d]	3,700,000	3,778,625
PetroChina Co., Ltd., Series A
3.030%, 01/19/21	CNY 20,000,000	3,025,564
China Hongqiao Group, Ltd.
6.875%, 05/03/18[b]	3,000,000	2,999,553
State Grid Corp. of China, Series B
3.150%, 11/14/21	CNY 20,000,000	2,992,733
Tsinghua Unic, Ltd.
4.750%, 01/31/21[b]	3,000,000	2,943,903
HSBC Holdings PLC
6.375%[c], 03/30/25[d]	2,500,000	2,571,875
PetroChina Co., Ltd.
3.150%, 03/03/21	CNY 15,000,000	2,255,627
China Southern Power Grid Co., Ltd.
3.140%, 03/11/21	CNY 12,000,000	1,816,565
China National Petroleum Corp., Series INBK
4.690%, 01/11/22	CNY 10,000,000	1,562,644
State Grid Corp. of China
3.750%, 11/11/20	CNY 10,000,000	1,545,633
Huaneng Power International, Inc., Series A
3.480%, 06/13/21	CNY 10,000,000	1,516,352

Total China/Hong Kong		32,108,489

INDONESIA: 8.0%
Theta Capital Pte, Ltd.
6.750%, 10/31/26[b]	4,700,000	4,289,671
Modernland Overseas Pte, Ltd.
6.950%, 04/13/24[b]	1,900,000	1,865,078
Alam Synergy Pte, Ltd.
6.950%, 03/27/20[e]	1,500,000	1,504,500
Listrindo Capital BV
4.950%, 09/14/26[b]	1,000,000	945,000
Alam Synergy Pte, Ltd.
6.950%, 03/27/20[b]	500,000	501,500

Total Indonesia		9,105,749

INDIA: 7.8%
LIC Housing Finance, Ltd., Series 309
7.830%, 09/25/26	INR 240,000,000	3,663,375
Housing Development Finance Corp., Ltd., Series M009
9.240%, 06/24/24	INR 100,000,000	1,608,981
Housing Development Finance Corp., Ltd., Series K-24
8.950%, 03/21/23	INR 100,000,000	1,579,572
Power Finance Corp., Ltd., Series 151A
7.470%, 09/16/21	INR 90,000,000	1,358,606
Rural Electrification Corp., Ltd., Series 122
9.020%, 06/18/19	INR 50,000,000	779,982

Total India		8,990,516

SRI LANKA: 4.1%
DFCC Bank PLC
9.625%, 10/31/18[b]	2,650,000	2,711,294
National Savings Bank
5.150%, 09/10/19[b]	2,000,000	1,998,200

Total Sri Lanka		4,709,494

	Face Amount*	Value
JAPAN: 2.6%
SoftBank Group Corp.
6.000%[c], 07/19/23[b,d]	3,150,000	$2,968,875

Total Japan		2,968,875

UNITED STATES: 1.6%
Sprint Communications, Inc.
6.000%, 11/15/22	1,863,000	1,828,069

Total United States		1,828,069

TOTAL NON-CONVERTIBLE CORPORATE BONDS		59,711,192
(Cost $59,054,654)

FOREIGN GOVERNMENT OBLIGATIONS: 27.2%
INDONESIA: 10.6%
Indonesia Treasury Bond
8.375%, 03/15/34	IDR 42,000,000,000	3,309,969
Indonesia Treasury Bond
8.375%, 03/15/24	IDR 40,500,000,000	3,213,951
Indonesia Treasury Bond
7.875%, 04/15/19	IDR 38,000,000,000	2,827,015
Indonesia Treasury Bond
7.000%, 05/15/27	IDR 38,000,000,000	2,805,666

Total Indonesia		12,156,601

MALAYSIA: 8.9%
Malaysia Government Investment Issue
3.508%, 05/15/18	MYR 17,300,000	4,473,884
Malaysia Government Investment Issue
3.226%, 04/15/20	MYR 16,600,000	4,260,488
Malaysia Government Investment Issue
3.872%, 08/30/18	MYR 5,500,000	1,425,900

Total Malaysia		10,160,272

VIETNAM: 6.0%
Debt and Asset Trading Corp.
1.000%, 10/10/25[b]	6,969,000	4,891,506
Socialist Republic of Vietnam
5.200%, 01/12/22	VND 43,000,000,000	2,041,829

Total Vietnam		6,933,335

CHINA/HONG KONG: 1.4%
China Government Bond
3.550%, 12/12/21[b]	CNY 10,000,000	1,562,178

Total China/Hong Kong		1,562,178

SOUTH KOREA: 0.3%
Korea Treasury Bond
3.500%, 03/10/24	KRW 400,000,000	394,919

Total South Korea		394,919

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		31,207,305
(Cost $29,621,039)

matthewsasia.com | 800.789.ASIA	1

Matthews Asia Strategic Income Fund	March 29, 2018

Schedule of Investmentsa (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS: 16.7%

	Face Amount*	Value
CHINA/HONG KONG: 8.1%
Ctrip.com International, Ltd., Cnv.
1.250%, 09/15/22	3,300,000	$3,428,007
Harvest International Co., Cnv.
0.000%, 11/21/22[b]	HKD 22,000,000	3,016,953
Vipshop Holdings, Ltd., Cnv.
1.500%, 03/15/19	2,700,000	2,898,053
Total China/Hong Kong		9,343,013

THAILAND: 5.5%
CP Foods Holdings, Ltd., Cnv.
0.500%, 09/22/21[b]	2,800,000	3,482,500
Bangkok Dusit Medical Services Public Co., Ltd., Cnv.
0.000%, 09/18/19[b]	THB 80,000,000	2,874,960
Total Thailand		6,357,460

INDONESIA: 3.1%
Delta Investment Horizon International, Ltd., Cnv.
3.000%, 05/26/20[b]	3,500,000	3,508,750
Total Indonesia		3,508,750

TOTAL CONVERTIBLE CORPORATE BONDS		19,209,223
(Cost $18,099,190)

TOTAL INVESTMENTS: 96.0%		110,127,720
(Cost $106,774,883)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 4.0%		4,591,466

NET ASSETS: 100.0%		$114,719,186

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

d	Perpetual security with no stated maturity date. First call date is disclosed.

e	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 29, 2018, the aggregate value is $1,504,500, which is 1.31% of net assets.

*	All Values in USD unless otherwise specified

Cnv.	Convertible

CNY	Chinese Renminbi (Yuan)

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

KRW	Korean Won

MYR	Malaysian Ringgit

SGD	Singapore Dollar

THB	Thai Baht

USD	U.S. Dollar

VND	Vietnamese Dong

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD 4,987,545	KRW 5,306,000,000	Merrill Lynch & Co., Inc.	04/09/18	$2,456

THB 168,000,000	USD 5,250,000	Merrill Lynch & Co., Inc.	04/12/18	124,929

KRW 11,149,950,000	USD 10,500,000	Merrill Lynch & Co., Inc.	06/15/18	17,093

				144,478

KRW 5,306,000,000	USD 5,000,000	Merrill Lynch & Co., Inc.	04/09/18	(14,911)

SGD 11,747,250	USD 9,000,000	Merrill Lynch & Co., Inc.	04/26/18	(35,002)

USD 2,783,496	KRW 2,975,000,000	Merrill Lynch & Co., Inc.	06/15/18	(22,647)

USD 1,564,334	INR 103,512,000	Merrill Lynch & Co., Inc.	07/30/18	(4,925)

INR 103,512,000	USD 1,600,000	Merrill Lynch & Co., Inc.	07/30/18	(30,741)

				(108,226)

Net Unrealized Appreciation				$36,252

See accompanying notes to schedules of investments.

2	MATTHEWS ASIA FUNDS

Matthews Asia Credit Opportunities Fund	March 29, 2018

Schedule of Investmentsa (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 62.1%

	Face Amount*	Value
CHINA/HONG KONG: 33.5%
Wanda Properties International Co., Ltd.
7.250%, 01/29/24[b]	1,550,000	$1,580,819
Huaneng Power International, Inc., Series A
3.480%, 06/13/21	CNY 10,000,000	1,516,352
Tsinghua Unic, Ltd.
4.750%, 01/31/21[b]	1,500,000	1,471,951
Standard Chartered PLC
6.500%[c], 04/02/20[b,d]	1,300,000	1,327,625
HSBC Holdings PLC
6.375%[c], 03/30/25[d]	1,100,000	1,131,625
China Hongqiao Group, Ltd.
6.875%, 05/03/18[b]	1,100,000	1,099,836
Air China, Ltd.
3.080%, 10/20/21	CNY 6,000,000	892,382
KWG Property Holding, Ltd.
8.975%, 01/14/19[b]	800,000	820,010
PetroChina Co., Ltd., Series A
3.030%, 01/19/21	CNY 5,000,000	756,391
PetroChina Co., Ltd.
3.150%, 03/03/21	CNY 5,000,000	751,875
China Southern Power Grid Co., Ltd.
3.140%, 03/11/21	CNY 4,000,000	605,522
State Grid Corp. of China, Series B
3.150%, 11/14/21	CNY 4,000,000	598,547
Unigroup International Holdings, Ltd.
6.000%, 12/10/20[b]	400,000	408,519

Total China/Hong Kong		12,961,454

INDONESIA: 16.9%
Modernland Overseas Pte, Ltd.
6.950%, 04/13/24[b]	1,400,000	1,374,268
Theta Capital Pte, Ltd.
6.750%, 10/31/26[b]	1,500,000	1,369,044
Jababeka International BV
6.500%, 10/05/23[b]	1,100,000	1,058,826
Listrindo Capital BV
4.950%, 09/14/26[b]	1,000,000	945,000
TBG Global Pte, Ltd.
5.250%, 02/10/22[b]	900,000	905,691
Alam Synergy Pte, Ltd.
6.950%, 03/27/20[b]	900,000	902,700

Total Indonesia		6,555,529

SRI LANKA: 4.7%
DFCC Bank PLC
9.625%, 10/31/18[b]	1,200,000	1,227,756
National Savings Bank
8.875%, 09/18/18[b]	600,000	610,320

Total Sri Lanka		1,838,076

JAPAN: 3.7%
SoftBank Group Corp.
6.000%[c], 07/19/23[b,d]	1,500,000	1,413,750

Total Japan		1,413,750

	Face Amount*	Value
PHILIPPINES: 2.2%
ICTSI Treasury BV
5.875%, 09/17/25[b]	800,000	$858,344

Total Philippines		858,344

UNITED STATES: 1.1%
Sprint Communications, Inc.
6.000%, 11/15/22	420,000	412,125

Total United States		412,125

TOTAL NON-CONVERTIBLE CORPORATE BONDS		24,039,278
(Cost $24,139,647)

CONVERTIBLE CORPORATE BONDS: 16.9%
CHINA/HONG KONG: 8.2%
Ctrip.com International, Ltd., Cnv.
1.250%, 09/15/22	1,200,000	1,246,548
Vipshop Holdings, Ltd., Cnv.
1.500%, 03/15/19	900,000	966,018
Harvest International Co., Cnv.
0.000%, 11/21/22[b]	HKD 7,000,000	959,940

Total China/Hong Kong		3,172,506

THAILAND: 5.3%
Bangkok Dusit Medical Services Public Co., Ltd., Cnv.
0.000%, 09/18/19[b]	THB 30,000,000	1,078,110
CP Foods Holdings, Ltd., Cnv.
0.500%, 09/22/21[b]	800,000	995,000

Total Thailand		2,073,110

INDONESIA: 3.4%
Delta Investment Horizon International, Ltd., Cnv.
3.000%, 05/26/20[b]	1,300,000	1,303,250

Total Indonesia		1,303,250

TOTAL CONVERTIBLE CORPORATE BONDS		6,548,866
(Cost $6,196,192)

FOREIGN GOVERNMENT OBLIGATIONS: 12.1%
VIETNAM: 9.8%
Debt and Asset Trading Corp.
1.000%, 10/10/25[b]	2,700,000	1,895,117
Socialist Republic of Vietnam
5.500%, 03/12/28	1,470,000	1,466,325
Socialist Republic of Vietnam
4.800%, 11/19/24[b]	400,000	407,848

Total Vietnam		3,769,290

SRI LANKA: 2.3%
Sri Lanka Government Bond
6.125%, 06/03/25[b]	900,000	896,470

Total Sri Lanka		896,470

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		4,665,760
(Cost $4,556,763)

matthewsasia.com | 800.789.ASIA	3

Matthews Asia Credit Opportunities Fund	March 29, 2018

Schedule of Investmentsa (unaudited) (continued)

FOREIGN GOVERNMENT OBLIGATIONS (continued)

Value
TOTAL INVESTMENTS: 91.1%	$35,253,904
(Cost $34,892,602)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 8.9%	3,423,824

NET ASSETS: 100.0%	$38,677,728

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

d	Perpetual security with no stated maturity date. First call date is disclosed.

*	All Values in USD unless otherwise specified

Cnv.	Convertible

CNY	Chinese Renminbi (Yuan)

HKD	Hong Kong Dollar

THB	Thai Baht

USD	U.S. Dollar

See accompanying notes to schedules of investments.

4	MATTHEWS ASIA FUNDS

Matthews Asian Growth and Income Fund	March 29, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 88.3%

	Shares	Value
CHINA/HONG KONG: 29.0%
AIA Group, Ltd.	9,903,800	$84,664,401
Guangdong Investment, Ltd.	32,744,000	51,875,230
CK Hutchison Holdings, Ltd.	4,115,672	49,450,914
Jardine Matheson Holdings, Ltd.	781,400	48,154,803
HSBC Holdings PLC ADR	1,006,833	47,995,729
CLP Holdings, Ltd.	4,081,700	41,617,051
Techtronic Industries Co., Ltd.	7,072,000	41,506,212
China Mobile, Ltd. ADR	904,900	41,399,175
NetEase, Inc. ADR	146,000	40,936,940
HKT Trust & HKT, Ltd.	32,395,000	40,843,106
Pacific Textiles Holdings, Ltd.	41,291,000	39,611,205
CK Asset Holdings, Ltd.	4,400,172	37,133,371
Jiangsu Expressway Co., Ltd. H Shares	25,502,000	36,207,037
Hang Lung Properties, Ltd.	15,220,920	35,723,885
Zhejiang Supor Cookware Co., Ltd. A Shares	5,689,670	35,701,146
VTech Holdings, Ltd.	2,704,000	34,314,231
Cafè de Coral Holdings, Ltd.	10,968,000	27,440,655
Total China/Hong Kong		734,575,091

SINGAPORE: 10.7%
United Overseas Bank, Ltd.	3,665,200	77,123,945
Singapore Telecommunications, Ltd.	24,329,100	62,834,765
Singapore Technologies Engineering, Ltd.	21,623,025	59,483,084
Ascendas REIT	22,874,000	46,074,428
SIA Engineering Co., Ltd.	10,462,300	25,416,818
Total Singapore		270,933,040

SOUTH KOREA: 9.8%
Samsung Electronics Co., Ltd.	23,154	54,098,772
Coway Co., Ltd.	560,814	46,429,969
ING Life Insurance Korea, Ltd.[b,c]	946,537	39,982,454
KT&G Corp.	358,010	33,676,146
KEPCO Plant Service & Engineering Co., Ltd.	785,851	33,604,868
Kangwon Land, Inc.	952,880	24,427,931
Macquarie Korea Infrastructure Fund	1,974,876	16,285,918
Total South Korea		248,506,058

TAIWAN: 6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,049,187	76,648,432
Advantech Co., Ltd.	6,367,000	46,043,405
Taiwan Secom Co., Ltd.	12,339,000	38,171,491
Total Taiwan		160,863,328

AUSTRALIA: 6.1%
Brambles, Ltd.	5,238,566	40,430,500
Macquarie Group, Ltd.	492,819	39,295,945
CSL, Ltd.	325,289	39,190,328
Domino’s Pizza Enterprises, Ltd.	1,124,361	36,229,505
Total Australia		155,146,278

JAPAN: 5.2%
Kao Corp.	658,100	49,405,866
Japan Tobacco, Inc.	1,528,200	43,656,113
KDDI Corp.	1,480,800	38,137,164
Total Japan		131,199,143

	Shares	Value
INDONESIA: 4.8%
PT Matahari Department Store	54,091,500	$43,205,731
PT Bank Rakyat Indonesia Persero	162,467,600	42,637,931
PT Telekomunikasi Indonesia Persero ADR	1,329,800	35,133,316
Total Indonesia		120,976,978

INDIA: 3.3%
Bharti Infratel, Ltd.	8,473,114	44,016,678
Housing Development Finance Corp., Ltd.	1,430,009	40,280,657
Total India		84,297,335

MALAYSIA: 2.3%
Genting Malaysia BHD	28,380,000	35,667,269
British American Tobacco Malaysia BHD	3,368,700	22,926,942
Total Malaysia		58,594,211

THAILAND: 2.1%
Kasikornbank Public Co., Ltd.	5,555,800	37,807,995
Glow Energy Public Co., Ltd.	5,826,600	15,875,618
Total Thailand		53,683,613

UNITED STATES: 2.0%
Broadcom, Ltd.	220,100	51,866,565
Total United States		51,866,565

VIETNAM: 1.8%
Vietnam Dairy Products JSC	4,920,211	44,780,262
Total Vietnam		44,780,262

NORWAY: 1.8%
Telenor ASA	1,968,092	44,756,638
Total Norway		44,756,638

PHILIPPINES: 1.7%
Bank of the Philippine Islands	19,184,870	43,218,413
Total Philippines		43,218,413

NEW ZEALAND: 1.4%
SKYCITY Entertainment Group, Ltd.	12,980,494	36,701,561
Total New Zealand		36,701,561

TOTAL COMMON EQUITIES		2,240,098,514
(Cost $2,049,795,691)

CONVERTIBLE CORPORATE BONDS: 8.1%

	Face Amount*	Value
CHINA/HONG KONG: 4.4%
Hengan International Group Co., Ltd., Cnv.
0.000%, 06/27/18[c]	HKD 339,000,000	45,462,625
Johnson Electric Holdings, Ltd., Cnv.
1.000%, 04/02/21[c]	38,500,000	42,350,000
Haitian International Holdings, Ltd., Cnv.
2.000%, 02/13/19[c]	21,500,000	24,026,250
Total China/Hong Kong		111,838,875

matthewsasia.com | 800.789.ASIA	5

Matthews Asian Growth and Income Fund	March 29, 2018

Schedule of Investmentsa (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS (continued)

	Face Amount*	Value
SINGAPORE: 2.0%
CapitaLand, Ltd., Cnv.
1.950%, 10/17/23[c]	SGD 66,750,000	$51,864,060
Total Singapore		51,864,060

THAILAND: 1.7%
Bangkok Dusit Medical Services Public Co., Ltd., Cnv.
0.000%, 09/18/19[c]	THB 1,163,000,000	41,794,731
Total Thailand		41,794,731

TOTAL CONVERTIBLE CORPORATE BONDS		205,497,666
(Cost $202,788,682)

PREFERRED EQUITIES: 2.7%

	Shares	Value
SOUTH KOREA: 2.7%
LG Household & Health Care, Ltd., Pfd.	61,595	40,701,534
Hyundai Motor Co., Ltd., Pfd.	355,983	28,878,387
Total South Korea		69,579,921

TOTAL PREFERRED EQUITIES		69,579,921
(Cost $20,660,830)
TOTAL INVESTMENTS: 99.1%		2,515,176,101
(Cost $2,273,245,203)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 0.9%		21,800,229

NET ASSETS: 100.0%		$2,536,976,330

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 29, 2018, the aggregate value is $39,982,454, which is 1.58% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

*	All Values in USD unless otherwise specified

ADR	American Depositary Receipt

BHD	Berhad

Cnv.	Convertible

HKD	Hong Kong Dollar

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

SGD	Singapore Dollar

THB	Thai Baht

USD	U.S. Dollar

See accompanying notes to schedules of investments.

6	MATTHEWS ASIA FUNDS

Matthews Asia Dividend Fund

March 29, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 90.8%

	Shares	Value
CHINA/HONG KONG: 35.8%
Minth Group, Ltd.†	62,069,000	$284,778,581
Shenzhou International Group Holdings, Ltd.	25,854,000	273,919,505
China Construction Bank Corp. H Shares	238,266,000	248,869,818
HSBC Holdings PLC	18,914,400	178,787,455
China Gas Holdings, Ltd.	45,339,200	166,221,353
China Petroleum & Chemical Corp. H Shares	176,940,000	156,960,479
Sands China, Ltd.	26,478,400	143,892,482
Postal Savings Bank of China Co., Ltd. H Shares[b,c]	199,348,000	126,437,405
Sun Art Retail Group, Ltd.	88,093,500	103,088,303
Ping An Insurance Group Co. of China, Ltd. H Shares	9,962,500	102,720,128
Fuyao Glass Industry Group Co., Ltd. H Shares[b,c]	21,248,000	82,189,267
Hua Hong Semiconductor, Ltd.[b,c]	40,482,000	81,073,312
Yuexiu Transport Infrastructure, Ltd.†	92,646,000	71,572,495
Fanhua, Inc. ADR	2,590,600	69,998,012
Far East Horizon, Ltd.	65,303,000	69,358,889
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares†	152,204,000	62,798,407
Dairy Farm International Holdings, Ltd.	7,861,300	62,497,437
Crystal International Group, Ltd.[b,c,d]	60,531,000	61,419,342
China Mobile, Ltd.	6,332,000	58,035,281
HKBN, Ltd.	45,415,623	53,658,991
HSBC Holdings PLC ADR	944,100	45,005,247
Cafè de Coral Holdings, Ltd.	17,330,000	43,357,637
China Mobile, Ltd. ADR	469,900	21,497,925
China Petroleum & Chemical Corp. ADR	153,000	13,537,440
Total China/Hong Kong		2,581,675,191

JAPAN: 26.0%
Nitori Holdings Co., Ltd.	1,126,600	197,567,305
Rohm Co., Ltd.	1,663,100	157,862,854
Pigeon Corp.	3,077,300	139,038,108
Japan Tobacco, Inc.	4,631,500	132,308,133
Hoya Corp.	2,587,600	130,706,485
MISUMI Group, Inc.	4,431,500	122,733,263
Kao Corp.	1,582,600	118,811,310
Anritsu Corp.†	9,384,700	114,781,133
Mitsubishi UFJ Financial Group, Inc.	16,226,800	107,837,103
Sumitomo Mitsui Financial Group, Inc.	2,516,800	106,773,432
Fuji Seal International, Inc.	2,552,700	101,796,762
Seven & i Holdings Co., Ltd.	2,162,900	92,642,065
Eiken Chemical Co., Ltd.†	3,337,200	84,277,816
Sohgo Security Services Co., Ltd.	1,537,000	75,533,622
Nifco, Inc.	2,181,000	73,436,124
NTT DOCOMO, Inc.	2,367,700	60,360,811
Mitsubishi Pencil Co., Ltd.	2,628,400	59,706,470
Total Japan		1,876,172,796

SOUTH KOREA: 8.4%
Hyundai Mobis Co., Ltd.	1,086,117	259,440,869
BGF Retail Co., Ltd.	816,439	116,809,220
Woori Bank	7,958,827	108,217,614
Samsung Fire & Marine Insurance Co., Ltd.	272,807	68,822,419
S-1 Corp.	557,553	50,318,353
Total South Korea		603,608,475

	Shares	Value
SINGAPORE: 4.8%
United Overseas Bank, Ltd.	7,406,100	$155,840,787
CapitaLand, Ltd.	32,225,000	88,247,885
CapitaLand Retail China Trust REIT†	49,800,000	60,065,337
Ascendas India Trust†	57,863,800	44,573,419
Total Singapore		348,727,428

INDIA: 3.8%
Bharti Infratel, Ltd.	17,014,689	88,389,002
ITC, Ltd.	20,701,500	81,617,716
Minda Industries, Ltd.	3,327,962	54,908,367
Gujarat Pipavav Port, Ltd.	21,381,946	48,028,952
Total India		272,944,037

TAIWAN: 3.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,642,940	115,655,054
Taiwan Semiconductor Manufacturing Co., Ltd.	8,443,469	71,517,879
China Steel Chemical Corp.	11,455,000	60,347,518
Total Taiwan		247,520,451

INDONESIA: 2.2%
PT United Tractors	51,000,100	118,982,369
PT Cikarang Listrindo[b,c]	477,480,200	39,883,946
Total Indonesia		158,866,315

AUSTRALIA: 1.9%
Breville Group, Ltd.†	10,644,019	95,909,854
Greencross, Ltd.†	9,560,282	38,953,663
Total Australia		134,863,517

THAILAND: 1.6%
Thai Beverage Public Co., Ltd.	189,041,400	112,743,879
Total Thailand		112,743,879

VIETNAM: 1.5%
Vietnam Dairy Products JSC	11,887,938	108,195,558
Total Vietnam		108,195,558

BANGLADESH: 0.8%
GrameenPhone, Ltd.	10,074,202	55,877,466
Total Bangladesh		55,877,466

PHILIPPINES: 0.6%
Globe Telecom, Inc.	1,447,730	45,090,332
Total Philippines		45,090,332

TOTAL COMMON EQUITIES		6,546,285,445
(Cost $5,100,176,897)

PREFERRED EQUITIES: 4.6%
SOUTH KOREA: 4.6%
LG Chem, Ltd., Pfd.	909,328	185,103,780

matthewsasia.com | 800.789.ASIA	7

Matthews Asia Dividend Fund	March 29, 2018

Schedule of Investmentsa (unaudited) (continued)

PREFERRED EQUITIES (continued)

	Shares	Value
Samsung Electronics Co., Ltd., Pfd.	74,364	$142,996,996
Total South Korea		328,100,776

TOTAL PREFERRED EQUITIES		328,100,776
(Cost $186,686,731)

TOTAL INVESTMENTS: 95.4%		6,874,386,221
(Cost $5,286,863,628)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.6%		331,937,556

NET ASSETS: 100.0%		$7,206,323,777

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 29, 2018, the aggregate value is $391,003,272, which is 5.43% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

8	MATTHEWS ASIA FUNDS

Matthews China Dividend Fund	March 29, 2018

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 93.7%

	Shares	Value
FINANCIALS: 19.2%
Banks: 10.0%
Postal Savings Bank of China Co., Ltd. H Shares[b,c]	16,760,000	$10,630,109
Bank of China, Ltd. H Shares	17,414,000	9,512,562
HSBC Holdings PLC	878,800	8,306,815
Dah Sing Financial Holdings, Ltd.	779,600	4,957,657

		33,407,143

Insurance: 7.0%
Ping An Insurance Group Co. of China, Ltd. H Shares	1,188,500	12,254,240
Fanhua, Inc. ADR	290,000	7,835,800
PICC Property & Casualty Co., Ltd. H Shares	1,796,000	3,173,584

		23,263,624

Capital Markets: 2.2%
China International Capital Corp., Ltd. H Shares[b,c]	3,544,000	7,182,294
Total Financials		63,853,061

CONSUMER DISCRETIONARY: 14.4%
Hotels, Restaurants & Leisure: 4.9%
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares	18,726,000	7,726,229
Xiabuxiabu Catering Management China Holdings Co., Ltd.[b,c]	2,513,000	4,793,949
China International Travel Service Corp., Ltd. A Shares	464,960	4,009,739

		16,529,917

Textiles, Apparel & Luxury Goods: 4.9%
Crystal International Group, Ltd.[b,c,d]	5,239,500	5,316,394
Nan Liu Enterprise Co., Ltd.	790,000	4,339,979
Heilan Home Co., Ltd. A Shares	1,809,324	3,348,719
Heilan Home Co., Ltd. A Shares	1,772,188	3,269,457

		16,274,549

Diversified Consumer Services: 2.6%
China Maple Leaf Educational Systems, Ltd.	6,496,000	8,762,214

Household Durables: 2.0%
Midea Group Co., Ltd. A Shares	738,611	6,579,924
Total Consumer Discretionary		48,146,604

INFORMATION TECHNOLOGY: 11.9%
Internet Software & Services: 7.6%
Tencent Holdings, Ltd.	353,700	18,986,464
NetEase, Inc. ADR	21,900	6,140,541

		25,127,005
Semiconductors & Semiconductor Equipment: 2.5%
Hua Hong Semiconductor, Ltd.[b,c]	4,207,000	8,425,360

Software: 1.8%
Shanghai Baosight Software Co., Ltd. B Shares	3,353,977	6,069,876
Total Information Technology		39,622,241

	Shares	Value
INDUSTRIALS: 11.0%
Transportation Infrastructure: 5.2%
Guangdong Provincial Expressway Development Co., Ltd. B Shares	10,883,457	$9,529,833
Shanghai International Airport Co., Ltd. A Shares	1,003,715	7,653,358

		17,183,191

Marine: 1.5%
SITC International Holdings Co., Ltd.	5,135,000	5,138,925

Machinery: 1.5%
Shanghai Mechanical and Electrical Industry Co., Ltd. B Shares	2,403,395	5,000,530

Road & Rail: 1.2%
Guangshen Railway Co., Ltd. H Shares	6,096,000	3,629,967
Guangshen Railway Co., Ltd. ADR	14,400	424,800

		4,054,767

Commercial Services & Supplies: 1.0%
A-Living Services Co., Ltd. H Shares[b,c,d]	2,280,750	3,318,765

Professional Services: 0.6%
Sporton International, Inc.	364,430	2,019,397
Total Industrials		36,715,575

CONSUMER STAPLES: 8.9%
Food & Staples Retailing: 4.8%
Sun Art Retail Group, Ltd.	6,700,500	7,841,023
Shanghai Bailian Group Co., Ltd. B Shares	4,026,059	5,245,576
Taiwan FamilyMart Co., Ltd.	487,000	2,851,997
		15,938,596

Food Products: 4.1%
WH Group, Ltd.[b,c]	8,892,000	9,527,653
Nissin Foods Co., Ltd.[d]	9,682,000	4,244,321
		13,771,974
Total Consumer Staples		29,710,570

TELECOMMUNICATION SERVICES: 6.6%
Diversified Telecommunication Services: 4.6%
HKBN, Ltd.	7,143,457	8,440,062
CITIC Telecom International Holdings, Ltd.	23,858,000	6,928,562

		15,368,624

Wireless Telecommunication Services: 2.0%
China Mobile, Ltd. ADR	147,230	6,735,773
Total Telecommunication Services		22,104,397

ENERGY: 6.0%
Oil, Gas & Consumable Fuels: 6.0%
China Petroleum & Chemical Corp. H Shares	13,328,000	11,823,043
Sinopec Kantons Holdings, Ltd.	9,376,000	4,652,712
China Aviation Oil Singapore Corp., Ltd.	2,828,500	3,404,978

Total Energy		19,880,733

matthewsasia.com | 800.789.ASIA	9

Matthews China Dividend Fund		March 29, 2018

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)	CLOSED-END FUNDS: 3.9%

	Shares	Value
REAL ESTATE: 5.5%
Real Estate Management & Development: 3.8%
Sun Hung Kai Properties, Ltd.	420,000	$6,666,648
China Jinmao Holdings Group, Ltd.	10,026,000	5,786,275

		12,452,923

Equity REITs: 1.7%

CapitaLand Retail China Trust REIT	4,780,800	5,766,272
Total Real Estate		18,219,195

HEALTH CARE: 4.9%
Health Care Providers & Services: 2.8%
Universal Medical Financial & Technical Advisory Services Co., Ltd.[b,c]	6,687,000	5,870,255
China National Accord Medicines Corp., Ltd. B Shares	777,833	3,584,814

		9,455,069

Health Care Equipment & Supplies: 1.4%
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	6,872,000	4,600,867

Biotechnology: 0.7%
BBI Life Sciences Corp.[c]	4,899,000	2,119,673
Shanghai Haohai Biological Technology Co., Ltd. H Shares[b,c]	6,000	37,695
		2,157,368
Total Health Care		16,213,304

MATERIALS: 2.9%
Containers & Packaging: 2.0%
Greatview Aseptic Packaging Co., Ltd.	9,880,000	6,646,968

Construction Materials: 0.9%
Huaxin Cement Co., Ltd., B Shares	2,185,208	2,955,983
Total Materials		9,602,951

UTILITIES: 2.4%
Gas Utilities: 2.4%
China Gas Holdings, Ltd.	2,182,600	8,001,789

Total Utilities		8,001,789

TOTAL COMMON EQUITIES		312,070,420
(Cost $263,259,384)

	Shares	Value
INFORMATION TECHNOLOGY: 3.9%
Internet Software & Services: 3.9%
Altaba, Inc.[d]	175,400	$12,986,616
Total Information Technology		12,986,616

TOTAL CLOSED-END FUNDS		12,986,616
(Cost $10,195,634)

TOTAL INVESTMENTS: 97.6%		325,057,036
(Cost $273,455,018)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.4%		8,016,052

NET ASSETS: 100.0%		$333,073,088

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 29, 2018, the aggregate value is $55,102,474, which is 16.54% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

10	MATTHEWS ASIA FUNDS

Matthews Asia Value Fund	March 29, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 80.0%

	Shares	Value
CHINA/HONG KONG: 30.5%
China National Accord Medicines Corp., Ltd. B Shares	387,352	$1,785,197
Clear Media, Ltd.	2,291,000	1,753,556
CK Hutchison Holdings, Ltd.	109,000	1,309,664
Baidu, Inc. ADR[b]	3,900	870,441
COSCO SHIPPING International Hong Kong Co., Ltd.	1,764,000	734,562
Goldlion Holdings, Ltd.	1,443,000	600,302
PW Medtech Group, Ltd.[b]	3,366,000	555,434
China Mobile, Ltd.	59,000	540,758
Texwinca Holdings, Ltd.	1,004,000	527,986
Nissin Foods Co., Ltd.[b]	1,167,000	511,581
Anhui Gujing Distillery Co., Ltd. B Shares	90,500	454,901
QUALCOMM, Inc.	8,100	448,821
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	584,000	390,993
Jiangling Motors Corp., Ltd. B Shares	127,779	193,160

Total China/Hong Kong		10,677,356

SOUTH KOREA: 20.3%
DGB Financial Group, Inc.	80,420	885,366
Shinyoung Securities Co., Ltd.	16,555	881,413
Kwangju Bank Co., Ltd.	82,274	845,168
Hyundai Greenfood Co., Ltd.	54,192	705,191
Samho Development Co., Ltd.	126,426	656,538
Nice Information & Telecommunication, Inc.	25,895	561,109
Young Poong Corp.	632	543,469
CMS Edu Co., Ltd.	63,533	542,517
Kangnam Jevisco Co., Ltd.	16,835	509,432
Geumhwa PSC Co., Ltd.	14,297	501,584
Grand Korea Leisure Co., Ltd.	12,298	283,886
Hy-Lok Corp.	9,185	195,928

Total South Korea		7,111,601

JAPAN: 10.2%
YAMADA Consulting Group Co., Ltd.	42,400	1,339,471
Ohashi Technica, Inc.	40,600	666,689
Asante, Inc.	21,800	415,492
San-A Co., Ltd.	7,100	409,010
Medikit Co., Ltd.	6,600	365,970
Honma Golf, Ltd.[c,d]	339,000	363,685

Total Japan		3,560,317

MALAYSIA: 6.2%
MPHB Capital BHD[b]	4,740,400	1,571,847
Genting BHD	267,900	604,099

Total Malaysia		2,175,946

TAIWAN: 4.7%
P-Duke Technology Co., Ltd.	199,000	478,937
Tehmag Foods Corp.	57,300	450,959
Lumax International Corp., Ltd.	182,900	362,715
Faraday Technology Corp.	143,000	346,593

Total Taiwan		1,639,204

SINGAPORE: 4.4%
Haw Par Corp., Ltd.	93,200	891,723

	Shares	Value
Straits Trading Co., Ltd.	376,800	$649,030

Total Singapore		1,540,753

UNITED STATES: 2.0%
News Corp. Class B	42,200	679,420

Total United States		679,420

SWITZERLAND: 1.2%
Cie Financiere Richemont SA	4,722	424,328

Total Switzerland		424,328

ISRAEL: 0.5%
Taro Pharmaceutical Industries, Ltd.[b]	1,700	167,858

Total Israel		167,858

TOTAL COMMON EQUITIES		27,976,783
(Cost $26,878,918)

PREFERRED EQUITIES: 8.8%
SOUTH KOREA: 8.8%
Samsung SDI Co., Ltd., Pfd.	17,132	1,381,100
Samsung Electronics Co., Ltd., Pfd.	332	638,414
Hyundai Motor Co., Ltd., 2nd Pfd.	6,450	566,394
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	2,866	492,793

Total South Korea		3,078,701

TOTAL PREFERRED EQUITIES		3,078,701
(Cost $2,857,024)

TOTAL INVESTMENTS: 88.8%		31,055,484
(Cost $29,735,942)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 11.2%		3,911,689

NET ASSETS: 100.0%		$34,967,173

a    Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b    Non-income producing security.

c    Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 29, 2018, the aggregate value is $363,685, which is 1.04% of net assets.

d    The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR   American Depositary Receipt

BHD   Berhad

Pfd.  Preferred

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	11

Matthews Asia Focus Fund	March 29, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 96.3%

	Shares	Value
CHINA/HONG KONG: 36.4%
AIA Group, Ltd.	69,200	$591,568
Tencent Holdings, Ltd.	9,500	509,956
CK Hutchison Holdings, Ltd.	23,228	279,091
Jardine Matheson Holdings, Ltd.	4,500	277,318
Zhejiang Supor Cookware Co., Ltd. A Shares	40,300	252,872
NetEase, Inc. ADR	900	252,351
Xiabuxiabu Catering Management China
Holdings Co., Ltd.[b,c]	127,000	242,273
HSBC Holdings PLC	24,800	234,421
China Mobile, Ltd.	25,000	229,135
Hang Lung Group, Ltd.	64,000	209,887
Techtronic Industries Co., Ltd.	28,500	167,269

Total China/Hong Kong		3,246,141

SINGAPORE: 12.1%
United Overseas Bank, Ltd.	14,500	305,112
Singapore Technologies Engineering, Ltd.	96,000	264,088
Singapore Telecommunications, Ltd.	99,000	255,687
Sheng Siong Group, Ltd.	354,100	251,605

Total Singapore		1,076,492

INDIA: 7.2%
Bharti Infratel, Ltd.	55,488	288,253
Housing Development Finance Corp., Ltd.	9,446	266,076
Tata Motors, Ltd.[d]	18,213	92,444

Total India		646,773

INDONESIA: 6.5%
PT Matahari Department Store	401,000	320,300
PT Bank Rakyat Indonesia Persero	1,004,100	263,515

Total Indonesia		583,815

SOUTH KOREA: 6.1%
Coway Co., Ltd.	3,694	305,827
Samsung Electronics Co., Ltd.	104	242,994

Total South Korea		548,821

TAIWAN: 5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	37,000	313,397
Ennoconn Corp.	12,000	199,068

Total Taiwan		512,465

MALAYSIA: 4.5%
Genting Malaysia BHD	171,000	214,909
Heineken Malaysia BHD	34,100	185,134

Total Malaysia		400,043

UNITED STATES: 3.2%
Broadcom, Ltd.	1,200	282,780

Total United States		282,780

	Shares	Value
SWITZERLAND: 3.1%
Cie Financiere Richemont SA	3,076	$276,415

Total Switzerland		276,415

THAILAND: 2.9%
Kasikornbank Public Co., Ltd.	37,700	256,554

Total Thailand		256,554

PHILIPPINES: 2.9%
Bank of the Philippine Islands	112,990	254,536

Total Philippines		254,536

AUSTRALIA: 2.9%
Macquarie Group, Ltd.	3,189	254,282

Total Australia		254,282

JAPAN: 2.8%
Japan Tobacco, Inc.	8,900	254,246

Total Japan		254,246

TOTAL INVESTMENTS: 96.3%		8,593,363
(Cost $7,704,767)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 3.7%		333,989

NET ASSETS: 100.0%		$8,927,352

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 29, 2018, the aggregate value is $242,273, which is 2.71% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

ADR	American Depositary Receipt

BHD	Berhad

See accompanying notes to schedules of investments.

12	MATTHEWS ASIA FUNDS

Matthews Asia Growth Fund	March 29, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 95.0%

	Shares	Value
JAPAN: 37.4%
M3, Inc.	1,125,000	$51,691,410
ORIX Corp.	1,817,500	32,571,365
Nidec Corp.	200,900	30,920,268
Start Today Co., Ltd.	1,109,000	28,864,483
Pigeon Corp.	544,900	24,619,590
Seria Co., Ltd.	482,600	23,861,991
Nitori Holdings Co., Ltd.	133,400	23,393,821
SoftBank Group Corp.	306,900	22,892,058
PeptiDream, Inc.[b]	411,000	22,541,609
TechnoPro Holdings, Inc.	322,800	19,483,122
Sysmex Corp.	195,700	17,781,682
Ariake Japan Co., Ltd.	194,800	15,624,755
Harmonic Drive Systems, Inc.	274,000	15,437,898
Sosei Group Corp.[b]	170,600	13,980,944
Nitto Denko Corp.	184,700	13,959,465
CYBERDYNE, Inc.[b]	768,500	11,021,264
Gunosy, Inc.[b]	379,100	10,052,177
Komatsu, Ltd.	288,200	9,654,402
FANUC Corp.	29,600	7,617,654
HEALIOS KKb	380,100	7,132,126
Daiken Medical Co., Ltd.	95,300	692,240

Total Japan		403,794,324

CHINA/HONG KONG: 24.1%
Shenzhou International Group Holdings, Ltd.	4,532,000	48,015,905
Baozun, Inc. ADR[b]	818,500	37,552,780
Wuxi Biologics Cayman, Inc.[b,c,d]	3,809,500	37,074,401
Jiangsu Hengrui Medicine Co., Ltd. A Shares	2,002,452	26,627,096
Alibaba Group Holding, Ltd. ADR[b]	116,200	21,327,348
China Lodging Group, Ltd. ADR	118,600	15,620,806
BeiGene, Ltd. ADR[b]	79,400	13,339,200
Shanghai Haohai Biological Technology Co., Ltd. H Shares[c,d]	1,947,000	12,231,951
Yunnan Hongxiang Yixintang Pharmaceutical Co., Ltd. A Shares	3,201,296	12,154,105
Genscript Biotech Corp.	3,210,000	10,574,982
Yunnan Baiyao Group Co., Ltd. A Shares	644,527	10,284,019
Baidu, Inc. ADR[b]	44,600	9,954,274
Qudian, Inc. ADR[b]	470,300	5,502,510

Total China/Hong Kong		260,259,377

INDONESIA: 9.8%
PT Bank Rakyat Indonesia Persero	155,115,800	40,708,528
PT Astra International	44,275,300	23,545,786
PT Ace Hardware Indonesia	154,466,000	14,922,083
PT Indofood CBP Sukses Makmur	18,774,200	11,305,421
PT Mayora Indah	47,580,700	10,195,247
PT Arwana Citramulia	214,668,400	4,989,569

Total Indonesia		105,666,634

INDIA: 5.9%
HDFC Bank, Ltd.	1,148,086	33,444,867
PC Jeweller, Ltd.	3,698,554	18,332,241
ITC, Ltd.	2,925,894	11,535,627

Total India		63,312,735

	Shares	Value
AUSTRALIA: 4.0%
CSL, Ltd.	240,892	$29,022,305
Oil Search, Ltd.	2,481,915	13,786,321

Total Australia		42,808,626

BANGLADESH: 3.8%
Square Pharmaceuticals, Ltd.	7,198,924	26,767,796
BRAC Bank, Ltd.	12,471,483	14,534,989

Total Bangladesh		41,302,785

SRI LANKA: 3.1%
Sampath Bank PLC†	12,470,567	24,028,068
Lanka Orix Leasing Co. PLC[b]	12,121,473	9,157,640

Total Sri Lanka		33,185,708

VIETNAM: 2.2%
Vietnam Dairy Products JSC	2,597,160	23,637,503

Total Vietnam		23,637,503

PHILIPPINES: 1.9%
Jollibee Foods Corp.	2,007,890	11,572,796
Emperador, Inc.	37,942,500	5,416,778
Vista Land & Lifescapes, Inc.	31,018,700	3,867,277

Total Philippines		20,856,851

THAILAND: 1.6%
Major Cineplex Group Public Co., Ltd.	18,967,100	17,338,514

Total Thailand		17,338,514

PAKISTAN: 0.7%
Habib Bank, Ltd.	4,001,000	7,229,169

Total Pakistan		7,229,169

TAIWAN: 0.5%
St. Shine Optical Co., Ltd.	204,000	6,033,227

Total Taiwan		6,033,227

TOTAL COMMON EQUITIES		1,025,425,453

(Cost $692,354,804)

RIGHTS: 0.1%
SRI LANKA: 0.1%
Sampath Bank PLC, Rights, expires 03/30/18†,b	2,877,822	916,763

Total Sri Lanka		916,763

TOTAL RIGHTS		916,763

(Cost $0)

matthewsasia.com | 800.789.ASIA	13

Matthews Asia Growth Fund	March 29, 2018

Schedule of Investmentsa (unaudited) (continued)

RIGHTS (continued)

Value
TOTAL INVESTMENTS: 95.1%	$1,026,342,216
(Cost $692,354,804)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 4.9%	52,434,283

NET ASSETS: 100.0%	$1,078,776,499

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 29, 2018, the aggregate value is $49,306,352, which is 4.57% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

14	MATTHEWS ASIA FUNDS

Matthews Pacific Tiger Fund	March 29, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.5%

	Shares	Value
CHINA/HONG KONG: 37.1%
Sinopharm Group Co., Ltd. H Shares†	66,146,400	$332,747,422
China Resources Beer Holdings Co., Ltd.	75,359,775	328,511,025
Ping An Insurance Group Co. of China, Ltd. H Shares	31,734,000	327,199,049
Tencent Holdings, Ltd.	5,886,500	315,984,787
Baidu, Inc. ADR[b]	1,211,800	270,461,642
China Resources Land, Ltd.	59,880,000	220,038,687
AIA Group, Ltd.	24,540,800	209,791,406
Alibaba Group Holding, Ltd. ADR[b]	1,088,500	199,783,290
Hong Kong Exchanges & Clearing, Ltd.	5,403,000	177,958,901
Dairy Farm International Holdings, Ltd.	22,254,946	176,927,110
China Mobile, Ltd. ADR	3,853,926	176,317,114
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	36,744,682	164,870,005
Hengan International Group Co., Ltd.	17,048,500	158,929,998
Fuyao Glass Industry Group Co., Ltd. H Shares†,c,d	33,726,400	130,456,894
Yum China Holdings, Inc.	2,959,410	122,815,515
Tasly Pharmaceutical Group Co., Ltd. A Shares	15,419,779	106,248,965
Guotai Junan Securities Co., Ltd. H Shares[b,c,d]	36,600,000	79,660,206
Guangdong Advertising Group Co., Ltd. A Shares	66,324,441	49,532,099
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	69,424,000	46,480,001
Fuyao Glass Industry Group Co., Ltd. A Shares	3,589,387	13,767,644

Total China/Hong Kong		3,608,481,760

INDIA: 20.0%
Titan Co., Ltd.	18,618,799	270,357,537
Kotak Mahindra Bank, Ltd.	16,123,409	260,377,965
Tata Power Co., Ltd.†	180,316,487	219,821,437
HDFC Bank, Ltd.	6,223,409	181,293,989
ITC, Ltd.	39,202,500	154,559,743
GAIL India, Ltd.	29,612,418	149,930,412
Sun Pharmaceutical Industries, Ltd.	19,254,758	147,174,640
Housing Development Finance Corp., Ltd.	4,935,685	139,028,939
Container Corp. of India, Ltd.	6,839,995	131,297,878
Dabur India, Ltd.	21,117,482	106,785,845
Thermax, Ltd.	5,310,034	92,713,860
United Spirits, Ltd.[b]	1,355,606	65,548,362
Just Dial, Ltd.†,b	3,557,718	24,456,746

Total India		1,943,347,353

SOUTH KOREA: 12.3%
Samsung Electronics Co., Ltd.	95,105	222,210,576
DB Insurance Co., Ltd.	3,499,380	217,397,867
NAVER Corp.	280,761	208,949,037
Orion Holdings Corp.†	5,666,538	143,155,397
Cheil Worldwide, Inc.†	6,996,384	120,006,267
Green Cross Corp.†	620,785	117,827,900
Amorepacific Corp.	280,972	81,194,949
E-MART, Inc.	174,749	44,620,653
S-1 Corp.	396,277	35,763,427

Total South Korea		1,191,126,073

	Shares	Value
INDONESIA: 5.9%
PT Bank Central Asia	100,580,000	$170,863,984
PT Indofood CBP Sukses Makmur	191,522,600	115,330,803
PT Telekomunikasi Indonesia Persero	421,304,300	110,784,109
PT Surya Citra Media	358,592,300	70,998,209
PT Perusahaan Gas Negara Persero	298,485,100	50,199,591
PT Astra International	49,910,900	26,542,822
PT Telekomunikasi Indonesia Persero ADR	728,140	19,237,459
PT Mitra Keluarga Karyasehat[d]	70,000,000	10,626,475

Total Indonesia		574,583,452

THAILAND: 5.5%
Central Pattana Public Co., Ltd.	113,106,600	284,476,179
Kasikornbank Public Co., Ltd.	18,431,800	125,430,973
The Siam Cement Public Co., Ltd.	7,522,950	119,097,724

Total Thailand		529,004,876

TAIWAN: 5.2%
President Chain Store Corp.	21,986,608	222,508,254
Synnex Technology International Corp.†	95,600,921	143,874,940
Delta Electronics, Inc.	31,251,182	140,724,696

Total Taiwan		507,107,890

MALAYSIA: 4.6%
Public Bank BHD	32,488,394	202,000,453
Genting BHD	65,134,875	146,875,489
IHH Healthcare BHD	47,676,300	74,140,394
IHH Healthcare BHD	11,543,000	17,942,073

Total Malaysia		440,958,409

VIETNAM: 2.7%
Vietnam Dairy Products JSC	29,144,534	265,252,824
Total Vietnam		265,252,824

SWITZERLAND: 2.2%
DKSH Holding AG	2,638,062	214,524,147
Total Switzerland		214,524,147

PHILIPPINES: 2.1%
SM Prime Holdings, Inc.	164,670,771	107,062,691
GT Capital Holdings, Inc.	4,347,540	97,901,000
Total Philippines		204,963,691

UNITED STATES: 1.8%
Cognizant Technology Solutions Corp. Class A	2,186,600	176,021,300
Total United States		176,021,300

matthewsasia.com | 800.789.ASIA	15

Matthews Pacific Tiger Fund	March 29, 2018

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
JAPAN: 0.1%
LINE Corp. ADR[b]	195,200	$7,614,752
Total Japan		7,614,752

TOTAL INVESTMENTS: 99.5%		9,662,986,527
(Cost $6,188,188,011)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 0.5%		53,359,500

NET ASSETS: 100.0%		$9,716,346,027

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 29, 2018, the aggregate value is $210,117,100, which is 2.16% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

BHD	Berhad

JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

16	MATTHEWS ASIA FUNDS

Matthews Asia ESG Fund	March 29, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.9%

	Shares	Value
CHINA/HONG KONG: 22.1%
Wuxi Biologics Cayman, Inc.[b,c,d]	73,500	$715,309
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	151,800	681,113
JD.com, Inc. ADR[c]	13,500	546,615
MTR Corp., Ltd.	73,500	396,764
CSPC Pharmaceutical Group, Ltd.	144,000	388,154
HKBN, Ltd.	301,000	355,635
China Conch Venture Holdings, Ltd.	95,000	291,522
Haier Electronics Group Co., Ltd.	74,000	265,302
AIA Group, Ltd.	26,400	225,685
Hong Kong Exchanges & Clearing, Ltd.	6,800	223,972
Guangdong Investment, Ltd.	128,000	202,786
Beijing Urban Construction Design &
Development Group Co., Ltd. H Shares[b,d]	231,000	128,876
Qudian, Inc. ADR[c]	8,900	104,130

Total China/Hong Kong		4,525,863

JAPAN: 15.2%
Fuji Seal International, Inc.	14,600	582,220
Tsukui Corp.	55,100	427,112
Sohgo Security Services Co., Ltd.	8,500	417,720
Daikin Industries, Ltd.	3,400	377,717
Ain Holdings, Inc.	3,700	289,205
Sosei Group Corp.[c]	3,500	286,831
Koa Corp.	10,800	224,479
Bunka Shutter Co., Ltd.	22,500	220,201
Koito Manufacturing Co., Ltd.	2,600	181,569
Hoya Corp.	2,300	116,179

Total Japan		3,123,233

INDIA: 14.1%
Shriram City Union Finance, Ltd.	19,894	653,840
Mahindra & Mahindra, Ltd.	46,002	523,830
Lupin, Ltd.	36,420	413,005
Bharat Financial Inclusion, Ltd.[c]	21,869	370,458
IndusInd Bank, Ltd.	10,492	291,066
Ipca Laboratories, Ltd.	27,668	279,157
Power Grid Corp. of India, Ltd.	90,859	270,755
Deccan Cements , Ltd.	10,857	84,732

Total India		2,886,843

TAIWAN: 10.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	79,000	669,146
Zhen Ding Technology Holding, Ltd.	138,000	333,476
Sitronix Technology Corp.	101,000	302,484
Tehmag Foods Corp.	29,100	229,021
Sporton International, Inc.	36,429	201,862
Merry Electronics Co., Ltd.	33,000	192,707
Merida Industry Co., Ltd.	39,000	185,040

Total Taiwan		2,113,736

SOUTH KOREA: 7.4%
Hanon Systems	40,255	438,653
KT Skylife Co., Ltd.	30,609	351,564
iMarketKorea, Inc.	34,262	323,070
DGB Financial Group, Inc.	20,296	223,444
Samjin Pharmaceutical Co., Ltd.	4,243	173,566

Total South Korea		1,510,297

	Shares	Value
BANGLADESH: 5.4%
BRAC Bank, Ltd.	561,638	$654,565
Square Pharmaceuticals, Ltd.	63,214	235,049
GrameenPhone, Ltd.	40,983	227,316

Total Bangladesh		1,116,930

INDONESIA: 4.7%
PT Bank Rakyat Indonesia Persero	2,460,100	645,628
PT Arwana Citramulia	8,739,500	203,133
PT BFI Finance Indonesia	2,000,900	116,268

Total Indonesia		965,029

SINGAPORE: 4.4%
Delfi, Ltd.	261,900	293,630
SATS, Ltd.	65,200	256,216
Raffles Medical Group, Ltd.	255,800	225,167
Parkway Life REIT	56,900	121,733

Total Singapore		896,746

THAILAND: 3.1%
Total Access Communication Public Co., Ltd. NVDR[c]	330,000	475,346
Kasikornbank Public Co., Ltd. NVDR	24,100	164,004

Total Thailand		639,350

PHILIPPINES: 2.8%
Puregold Price Club, Inc.	400,230	404,104
Security Bank Corp.	37,580	173,820

Total Philippines		577,924

PAKISTAN: 1.8%
Abbott Laboratories Pakistan, Ltd.	40,700	248,644
Bank Alfalah, Ltd.	276,500	126,010

Total Pakistan		374,654

VIETNAM: 1.8%
Nam Long Investment Corp.	230,280	368,650
Total Vietnam		368,650

LUXEMBOURG: 0.8%
L’Occitane International SA	91,750	170,224
Total Luxembourg		170,224

TOTAL COMMON EQUITIES		19,269,479
(Cost $16,280,534)

PREFERRED EQUITIES: 5.4%
SOUTH KOREA: 5.4%
Samsung SDI Co., Ltd., Pfd.	13,768	1,109,910
Total South Korea		1,109,910

TOTAL PREFERRED EQUITIES		1,109,910
(Cost $846,585)

matthewsasia.com | 800.789.ASIA	17

Matthews Asia ESG Fund	March 29, 2018

Schedule of Investmentsa (unaudited) (continued)

RIGHTS: 0.2%

	Shares	Value
VIETNAM: 0.2%
Nam Long Investment Corp., Rights, expires
03/30/18[c]	230,280	$37,385
Total Vietnam		37,385

TOTAL RIGHTS		37,385
(Cost $0)

TOTAL INVESTMENTS: 99.5%		20,416,774
(Cost $17,127,119)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 0.5%		93,729

NET ASSETS: 100.0%		$20,510,503

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 29, 2018, the aggregate value is $844,185, which is 4.12% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

NVDR	Non-voting Depositary Receipt

Pfd.	Preferred

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

18	MATTHEWS ASIA FUNDS

Matthews Emerging Asia Fund	March 29, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.4%

	Shares	Value
VIETNAM: 22.3%
Phu Nhuan Jewelry JSC	2,063,683	$18,004,653
Saigon Beer Alcohol Beverage Corp.	1,462,000	15,376,403
Masan Group Corp.[b]	3,175,560	15,345,094
Vinh Hoan Corp.	4,421,900	13,200,752
Nam Long Investment Corp.	6,525,747	10,446,916
Taisun International Holding Corp.†	1,661,000	7,688,128
Military Commercial Joint Stock Bank	4,707,780	7,338,441
Thien Long Group Corp.	1,320,805	5,807,963
Mobile World Investment Corp.	1,020,454	5,086,328
Tien Phong Plastic JSC	1,861,224	5,073,613
National Seed JSC†	979,585	4,354,761
Domesco Medical Import Export JSC	867,970	3,868,658
Lix Detergent JSC	1,254,405	2,612,705
Dinh Vu Port Investment & Development JSC	517,520	1,373,013

Total Vietnam		115,577,428

PAKISTAN: 14.4%
Indus Motor Co., Ltd.	682,950	10,297,513
K-Electric, Ltd.[b]	122,221,500	7,403,191
Hascol Petroleum, Ltd.	3,121,700	7,267,723
PAK Suzuki Motor Co., Ltd.	1,663,250	6,885,480
Shifa International Hospitals, Ltd.†	2,783,351	6,788,834
GlaxoSmithKline Consumer Healthcare Pakistan, Ltd.	1,258,357	5,462,133
United Bank, Ltd.	2,660,200	4,744,561
The Searle Company, Ltd.	1,452,834	4,418,051
ICI Pakistan, Ltd.	574,900	4,044,676
Pakistan Petroleum, Ltd.	2,127,300	3,946,017
Akzo Nobel Pakistan, Ltd.	1,975,300	3,765,737
Habib Bank, Ltd.	1,885,000	3,405,894
National Foods, Ltd.	958,500	2,616,356
Meezan Bank, Ltd.	3,472,560	2,408,524
Hum Network, Ltd.	17,939,500	1,459,722

Total Pakistan		74,914,412

INDONESIA: 14.3%
PT Bank Mandiri Persero	24,454,000	13,712,625
PT Gudang Garam	2,089,900	11,036,105
PT Kino Indonesia	62,128,100	8,936,931
PT Matahari Department Store	11,013,200	8,796,823
PT Adira Dinamika Multi Finance	11,372,900	7,364,149
PT Ramayana Lestari Sentosa	73,198,300	7,193,423
PT Mayora Indah	24,273,200	5,201,085
PT Hexindo Adiperkasa	22,802,000	4,987,385
PT BFI Finance Indonesia	73,579,500	4,275,548
PT Catur Sentosa Adiprana	70,131,000	2,555,745

Total Indonesia		74,059,819

INDIA: 11.2%
PC Jeweller, Ltd.	2,519,017	12,485,752
Balkrishna Industries, Ltd.	649,064	10,697,522
Shriram Transport Finance Co., Ltd.	268,352	5,966,486
Vakrangee, Ltd.	1,703,494	5,930,588
Shriram City Union Finance, Ltd.	153,789	5,054,460
Praj Industries, Ltd.	3,594,497	4,488,856
Caplin Point Laboratories, Ltd.	489,805	4,318,705
Supreme Industries, Ltd.	178,934	3,288,480
VST Industries, Ltd.	60,083	2,718,341
Kwality, Ltd.	2,533,204	2,311,894

	Shares	Value
Poly Medicure, Ltd.	234,582	$906,642

Total India		58,167,726

BANGLADESH: 11.1%
BRAC Bank, Ltd.	11,561,080	13,473,953
British American Tobacco Bangladesh Co., Ltd.	313,130	12,930,987
Square Pharmaceuticals, Ltd.	2,796,774	10,399,259
Berger Paints Bangladesh, Ltd.	278,522	7,056,382
The City Bank, Ltd.	9,945,509	4,719,694
Olympic Industries, Ltd.	1,416,833	4,683,886
Marico Bangladesh, Ltd.	289,217	4,214,665

Total Bangladesh		57,478,826

SRI LANKA: 8.5%
Sampath Bank PLC	6,649,942	12,812,991
Ceylon Cold Stores PLC	1,387,119	8,463,475
John Keells Holdings PLC	7,687,955	7,880,524
Lanka Orix Leasing Co. PLC[b]	7,511,241	5,674,660
Teejay Lanka PLC	18,872,680	3,877,978
Expolanka Holdings PLC	94,231,424	2,965,536
Ceylon Tobacco Co. PLC	379,231	2,533,078

Total Sri Lanka		44,208,242

PHILIPPINES: 8.0%
Cosco Capital, Inc.	112,863,600	16,006,720
San Miguel Pure Foods Co., Inc.	753,370	8,706,475
STI Education Systems Holdings, Inc.	254,154,000	7,121,672
Shakey’s Pizza Asia Ventures, Inc.	18,868,100	5,234,626
Emperador, Inc.	33,504,400	4,783,182

Total Philippines		41,852,675

CHINA/HONG KONG: 6.4%
Shenzhou International Group Holdings, Ltd.	1,529,000	16,199,540
Luk Fook Holdings International, Ltd.	1,986,000	7,249,089
Tongda Group Holdings, Ltd.	27,650,000	5,326,409
Red Star Macalline Group Corp., Ltd. H Shares[c,d]	2,429,000	2,863,709
Future Bright Holdings, Ltd.	18,612,000	1,738,363
Tongda Hong Tai Holdings, Ltd.[b]	691,250	137,402

Total China/Hong Kong		33,514,512

SINGAPORE: 0.7%
Yoma Strategic Holdings, Ltd.	10,610,166	3,450,321

Total Singapore		3,450,321

AUSTRALIA: 0.5%
Oil Search, Ltd.	467,309	2,595,767

Total Australia		2,595,767

TOTAL COMMON EQUITIES		505,819,728
(Cost $422,703,873)

matthewsasia.com | 800.789.ASIA	19

Matthews Emerging Asia Fund	March 29, 2018

Schedule of Investmentsa (unaudited) (continued)

RIGHTS: 0.3%

	Shares	Value
VIETNAM: 0.2%
Nam Long Investment Corp., Rights, expires
03/30/18[b]	6,525,747	$1,059,431
Total Vietnam		1,059,431

SRI LANKA: 0.1%
Sampath Bank PLC, Rights, expires
04/02/18[b]	1,534,602	488,865

Total Sri Lanka		488,865

TOTAL RIGHTS		1,548,296
(Cost $0)

TOTAL INVESTMENTS: 97.7%		507,368,024
(Cost $422,703,873)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.3%		11,702,544

NET ASSETS: 100.0%		$519,070,568

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 29, 2018, the aggregate value is $2,863,709, which is 0.55% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

20	MATTHEWS ASIA FUNDS

Matthews Asia Innovators Fund	March 29, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 95.5%

	Shares	Value
CHINA/HONG KONG: 54.9%
Alibaba Group Holding, Ltd. ADR[b]	67,800	$12,444,012
Tencent Holdings, Ltd.	213,100	11,439,116
Jiangsu Hengrui Medicine Co., Ltd. A Shares	854,788	11,366,326
Ping An Insurance Group Co. of China, Ltd. H Shares	990,500	10,212,726
China International Travel Service Corp., Ltd. A Shares	944,025	8,141,117
Wuxi Biologics Cayman, Inc.[b,c,d]	791,000	7,698,084
China Construction Bank Corp. H Shares	6,983,000	7,293,772
AIA Group, Ltd.	850,000	7,266,377
Sun Art Retail Group, Ltd.	5,705,000	6,676,074
Midea Group Co., Ltd. A Shares	739,109	6,584,361
CSPC Pharmaceutical Group, Ltd.	2,360,000	6,361,413
TAL Education Group ADR	155,000	5,748,950
JD.com, Inc. ADR[b]	139,500	5,648,355
NetEase, Inc. ADR	18,300	5,131,137
GreenTree Hospitality Group, Ltd. ADR[b]	383,000	4,883,250
Industrial & Commercial Bank of China, Ltd. H Shares	5,202,000	4,533,470
Shenzhen Inovance Technology Co., Ltd. A Shares	809,222	4,354,721
Vipshop Holdings, Ltd. ADR[b]	258,400	4,294,608
Hangzhou Hikvision Digital Technology Co., Ltd. A Shares	625,838	4,180,218
Ctrip.com International, Ltd. ADR[b]	77,700	3,622,374
BeiGene, Ltd. ADR[b]	21,400	3,595,200
Bilibili, Inc. ADR[b]	209,100	2,300,100
Silergy Corp.	94,000	2,134,388
Wuliangye Yibin Co., Ltd. A Shares	143,899	1,563,790

Total China/Hong Kong		147,473,939

SOUTH KOREA: 16.0%
Hana Tour Service, Inc.	80,516	9,105,909
Orion Corp.	74,043	8,937,140
NAVER Corp.	10,719	7,977,336
Hugel, Inc.[b]	11,932	6,730,848
BGF Retail Co., Ltd.	36,016	5,152,866
Samsung Fire & Marine Insurance Co., Ltd.	20,400	5,146,412

Total South Korea		43,050,511

INDIA: 9.8%
HDFC Bank, Ltd.	300,747	8,761,054
Housing Development Finance Corp., Ltd.	225,605	6,354,868
IndusInd Bank, Ltd.	206,040	5,715,893
Info Edge India, Ltd.	158,665	2,864,714
Britannia Industries, Ltd.	34,455	2,637,183

Total India		26,333,712

TAIWAN: 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	904,000	7,657,062

Total Taiwan		7,657,062

VIETNAM: 2.8%
Mobile World Investment Corp.	737,470	3,675,828
Phu Nhuan Jewelry JSC	262,500	2,290,188
Domesco Medical Import Export JSC	325,220	1,449,549

Total Vietnam		7,415,565

	Shares	Value
INDONESIA: 2.2%
PT Bank Mandiri Persero	10,380,800	$5,821,052

Total Indonesia		5,821,052

BANGLADESH: 2.2%

BRAC Bank, Ltd.	4,961,306	5,782,194

Total Bangladesh		5,782,194

SINGAPORE: 1.8%
DBS Group Holdings, Ltd.	226,600	4,786,325

Total Singapore		4,786,325

THAILAND: 1.7%
Kasikornbank Public Co., Ltd.	691,200	4,703,712

Total Thailand		4,703,712

PHILIPPINES: 1.2%
Puregold Price Club, Inc.	3,327,670	3,359,881

Total Philippines		3,359,881

TOTAL COMMON EQUITIES		256,383,953
(Cost $199,882,807)

PREFERRED EQUITIES: 3.3%
SOUTH KOREA: 3.3%
Samsung Electronics Co., Ltd., Pfd.	4,606	8,857,030

Total South Korea		8,857,030

TOTAL PREFERRED EQUITIES		8,857,030
(Cost $6,626,882)
TOTAL INVESTMENTS: 98.8%		265,240,983
(Cost $206,509,689)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.2%		3,136,644

NET ASSETS: 100.0%		$268,377,627

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 29, 2018, the aggregate value is $7,698,084, which is 2.87% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	21

Matthews China Fund	March 29, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.8%

	Shares	Value
INFORMATION TECHNOLOGY: 30.7%
Internet Software & Services: 21.4%
Alibaba Group Holding, Ltd. ADR[b]	608,600	$111,702,444
Tencent Holdings, Ltd.	1,338,500	71,850,104
Baidu, Inc. ADR[b]	91,000	20,310,290
SINA Corp.[b]	186,900	19,488,063
Baozun, Inc. ADR[b]	149,241	6,847,177

		230,198,078

Electronic Equipment, Instruments & Components: 3.3%
AVIC Jonhon OptronicTechnology Co., Ltd.
A Shares	1,961,652	12,826,309
Zhejiang Dahua Technology Co., Ltd. A
Shares	2,907,161	11,905,403
Hangzhou Hikvision Digital Technology Co.,
Ltd. A Shares	1,565,400	10,422,351

		35,154,063

IT Services: 3.0%
Chinasoft International, Ltd.	35,478,000	32,092,778

Semiconductors & Semiconductor Equipment: 1.6%
ASM Pacific Technology, Ltd.	1,222,800	17,227,217

Communications Equipment: 1.4%
ZTE Corp. H Shares[b]	4,725,000	15,559,551
Total Information Technology		330,231,687

FINANCIALS: 29.6%
Banks: 14.6%
Agricultural Bank of China, Ltd. H Shares	93,288,000	53,570,026
Industrial & Commercial Bank of China, Ltd.
H Shares	59,218,000	51,607,659
China Construction Bank Corp. H Shares	49,113,660	51,299,420

		156,477,105

Insurance: 10.3%
China Life Insurance Co., Ltd. H Shares	17,224,000	48,154,706
Ping An Insurance Group Co. of China, Ltd.
H Shares	4,020,000	41,448,925
AIA Group, Ltd.	2,501,600	21,385,374

		110,989,005

Capital Markets: 4.7%
CITIC Securities Co., Ltd. H Shares	9,459,000	21,922,888
Hong Kong Exchanges & Clearing, Ltd.	444,400	14,637,227
China International Capital Corp., Ltd. H
Shares[c,d]	6,789,600	13,759,848

		50,319,963
Total Financials		317,786,073

CONSUMER DISCRETIONARY: 8.5%
Household Durables: 2.4%
Gree Electric Appliances, Inc. of Zhuhai A
Shares	1,857,000	13,972,434
Midea Group Co., Ltd. A Shares	1,274,254	11,351,706

		25,324,140

	Shares	Value
Specialty Retail: 2.0%
Zhongsheng Group Holdings, Ltd.	7,781,500	$21,377,804

Auto Components: 1.8%
Minth Group, Ltd.	2,266,000	10,396,627
Huayu Automotive Systems Co., Ltd. A
Shares	2,474,950	9,397,961

		19,794,588

Internet & Direct Marketing Retail: 1.3%
JD.com, Inc. ADR[b]	348,279	14,101,817

Hotels, Restaurants & Leisure: 1.0%
Shangri-La Asia, Ltd.	5,298,000	10,757,362
Total Consumer Discretionary		91,355,711

ENERGY: 5.3%
Oil, Gas & Consumable Fuels: 5.3%
China Petroleum & Chemical Corp. H
Shares	30,598,000	27,142,968
Yanzhou Coal Mining Co., Ltd. H Shares	14,718,000	19,021,400
China Shenhua Energy Co., Ltd. H Shares	4,129,000	10,362,676

Total Energy		56,527,044

INDUSTRIALS: 4.7%
Commercial Services & Supplies: 2.1%
China Everbright International, Ltd.	15,923,000	22,482,931

Professional Services: 1.5%
51job, Inc. ADR[b]	193,500	16,648,740

Machinery: 1.1%
Han’s Laser Technology Industry Group Co.,
Ltd. A Shares	1,356,596	11,550,808
Total Industrials		50,682,479

REAL ESTATE: 4.5%
Real Estate Management & Development: 4.5%
China Resources Land, Ltd.	4,848,000	17,814,755
Times China Holdings, Ltd.	7,780,000	12,006,240
KWG Property Holding, Ltd.	7,357,000	10,226,189
CIFI Holdings Group Co., Ltd.	9,944,000	8,784,941

Total Real Estate		48,832,125

CONSUMER STAPLES: 3.9%
Food Products: 2.5%
Angel Yeast Co., Ltd. A Shares	2,788,127	14,255,899
Inner Mongolia Yili Industrial Group Co.,
Ltd. A Shares	2,726,132	12,231,903

		26,487,802

Beverages: 1.4%
Wuliangye Yibin Co., Ltd. A Shares	1,379,195	14,988,089
Total Consumer Staples		41,475,891

MATERIALS: 3.8%
Construction Materials: 2.6%
China National Materials Co., Ltd. H Shares	23,858,000	21,920,705

22	MATTHEWS ASIA FUNDS

Matthews China Fund	March 29, 2018

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

China National Building Material Co., Ltd. H
Shares	5,482,000	$6,031,715

		27,952,420

Metals & Mining: 1.2%
MMG, Ltd.[b]	21,460,000	13,309,269
Total Materials		41,261,689

HEALTH CARE: 3.5%
Pharmaceuticals: 3.5%
Sino Biopharmaceutical, Ltd.	18,802,000	37,366,946
Total Health Care		37,366,946

UTILITIES: 2.7%
Gas Utilities: 1.7%
China Gas Holdings, Ltd.	5,016,200	18,390,257

Water Utilities: 1.0%
Beijing Enterprises Water Group, Ltd.	19,538,000	10,992,910
Total Utilities		29,383,167

TELECOMMUNICATION SERVICES: 2.6%
Wireless Telecommunication Services: 2.6%
China Mobile, Ltd.	3,056,000	28,009,447
Total Telecommunication Services		28,009,447

TOTAL INVESTMENTS: 99.8%		1,072,912,259
(Cost $867,388,522)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 0.2%		2,604,725

NET ASSETS: 100.0%		$1,075,516,984

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 29, 2018, the aggregate value is $13,759,848, which is 1.28% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	23

Matthews India Fund	March 29, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.4%

	Shares	Value
FINANCIALS: 35.4%
Banks: 19.8%
HDFC Bank, Ltd.	4,345,349	$126,584,265
IndusInd Bank, Ltd.	4,431,794	122,945,354
Kotak Mahindra Bank, Ltd.	6,697,258	108,154,448
Yes Bank, Ltd.	8,888,026	41,972,114
DCB Bank, Ltd.	12,604,257	31,512,967
IDFC Bank, Ltd.	13,650,467	10,004,156
Axis Bank, Ltd.	1,197,547	9,449,417
HDFC Bank, Ltd. ADR	8,422	831,841

		451,454,562

Consumer Finance: 9.7%
Bharat Financial Inclusion, Ltd.[b]	4,199,665	71,141,837
Shriram City Union Finance, Ltd.	1,873,192	61,564,702
Cholamandalam Investment and Finance Co., Ltd.	2,512,456	56,237,063
Sundaram Finance, Ltd.	695,531	18,050,598
Bajaj Finance, Ltd.	488,508	13,354,753

		220,348,953

Thrifts & Mortgage Finance: 4.2%
Housing Development Finance Corp., Ltd.	2,458,810	69,260,041
GRUH Finance, Ltd.	3,081,950	27,446,079

		96,706,120

Capital Markets: 1.7%
CRISIL, Ltd.	1,306,990	37,878,696
Total Financials		806,388,331

CONSUMER STAPLES: 17.3%
Personal Products: 7.5%
Dabur India, Ltd.	11,252,176	56,899,450
Bajaj Corp., Ltd.	6,253,908	45,480,817
Emami, Ltd.	2,250,122	37,130,826
Marico, Ltd.	6,222,328	31,280,387

		170,791,480

Tobacco: 7.1%
ITC, Ltd.	27,471,965	108,310,945
VST Industries, Ltd.†	1,167,175	52,806,605

		161,117,550

Food Products: 2.7%
Nestle India, Ltd.	244,636	30,848,269
Zydus Wellness, Ltd.	1,670,471	30,340,268

		61,188,537
Total Consumer Staples		393,097,567

INDUSTRIALS: 11.9%
Machinery: 8.9%
Eicher Motors, Ltd.	266,539	116,740,523
AIA Engineering, Ltd.	2,362,314	52,207,155
Ashok Leyland, Ltd.	15,422,659	34,647,924

		203,595,602

Airlines: 1.2%
InterGlobe Aviation, Ltd.[c,d]	1,315,577	26,157,010

	Shares	Value
Air Freight & Logistics: 1.0%
Blue Dart Express, Ltd.	380,973	$22,133,821

Road & Rail: 0.7%
Container Corp. of India, Ltd.	782,568	15,021,870

Industrial Conglomerates: 0.1%
Sundaram Finance Holdings , Ltd.[b]	695,531	3,311,204
Total Industrials		270,219,507

INFORMATION TECHNOLOGY: 10.6%
IT Services: 8.4%
eClerx Services, Ltd.†	2,661,931	49,275,862
Cognizant Technology Solutions Corp. Class A	573,500	46,166,750
Mphasis, Ltd.	3,374,039	43,584,482
Tata Consultancy Services, Ltd.	950,000	41,628,866
Mindtree, Ltd.	799,610	9,514,840

		190,170,800

Internet Software & Services: 2.2%
Info Edge India, Ltd.	2,780,411	50,200,631
Total Information Technology		240,371,431

HEALTH CARE: 9.6%
Pharmaceuticals: 8.9%
Ajanta Pharma, Ltd.	2,992,070	64,204,873
Taro Pharmaceutical Industries, Ltd.[b]	385,900	38,103,766
Alembic Pharmaceuticals, Ltd.	3,883,767	32,884,940
Caplin Point Laboratories, Ltd.	3,177,401	28,015,754
Sun Pharmaceutical Industries, Ltd.	2,959,885	22,624,019
Eris Lifesciences, Ltd.[b,c,d]	1,400,176	17,294,189

		203,127,541

Health Care Equipment & Supplies: 0.7%
Poly Medicure, Ltd.	3,913,967	15,127,189
Total Health Care		218,254,730

CONSUMER DISCRETIONARY: 9.5%
Automobiles: 5.8%
Suzuki Motor Corp.	2,427,000	131,769,968

Household Durables: 3.1%
Symphony, Ltd.	1,927,475	53,370,625
LA Opala RG, Ltd.	2,937,800	12,960,672
Dixon Technologies India, Ltd.[b,d]	95,000	4,823,402

		71,154,699

Textiles, Apparel & Luxury Goods: 0.6%
Page Industries, Ltd.	22,748	7,945,944
Titan Co., Ltd.	428,691	6,224,883

		14,170,827
Total Consumer Discretionary		217,095,494

MATERIALS: 5.1%
Chemicals: 4.9%
UPL, Ltd.	3,050,052	34,379,358
Pidilite Industries, Ltd.	1,800,000	25,400,659
Asian Paints, Ltd.	1,176,000	20,292,080

24	MATTHEWS ASIA FUNDS

Matthews India Fund	March 29, 2018

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Supreme Industries, Ltd.	871,961	$16,025,052
Castrol India, Ltd.	5,032,372	15,902,019

		111,999,168

Metals & Mining: 0.2%
NMDC, Ltd.	2,713,195	4,971,588
Total Materials		116, 970,756

TOTAL INVESTMENTS: 99.4%		2,262,397,816
(Cost $1,636,916,061)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 0.6%		14,470,139

NET ASSETS: 100.0%		$2,276,867,955

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 29, 2018, the aggregate value is $43,451,199, which is 1.91% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	25

Matthews Japan Fund	March 29, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 95.4%

	Shares	Value
INDUSTRIALS: 26.1%
Professional Services: 8.4%
Persol Holdings Co., Ltd.	3,413,600	$99,187,984
Recruit Holdings Co., Ltd.	3,647,900	91,429,590
TechnoPro Holdings, Inc.	1,460,700	88,162,937
Nihon M&A Center, Inc.	2,427,600	84,075,944
Outsourcing, Inc.	2,639,900	46,180,867
		409,037,322

Machinery: 5.4%
MINEBEA MITSUMI, Inc.	3,248,000	69,837,579
CKD Corp.	2,551,100	55,524,986
Komatsu, Ltd.	1,629,500	54,586,564
SMC Corp.	119,200	48,490,451
Harmonic Drive Systems, Inc.	657,200	37,028,418
		265,467,998

Electrical Equipment: 3.9%
Nidec Corp.	777,900	119,725,619
Mabuchi Motor Co., Ltd.	1,451,200	72,194,156
		191,919,775

Building Products: 3.8%
Daikin Industries, Ltd.	802,100	89,107,813
Aica Kogyo Co., Ltd.	1,335,400	49,167,087
Sanwa Holdings Corp.	3,775,800	48,687,121
		186,962,021

Trading Companies & Distributors: 3.0%
Mitsui & Co., Ltd.	5,573,400	95,906,315
MISUMI Group, Inc.	1,767,700	48,957,597
		144,863,912

Construction & Engineering: 1.6%
Kyowa Exeo Corp.	2,875,100	76,959,710
Total Industrials		1,275,210,738

INFORMATION TECHNOLOGY: 17.2%
Electronic Equipment, Instruments & Components: 7.2%
Keyence Corp.	233,900	146,107,534
Shimadzu Corp.	2,834,600	78,192,660
Murata Manufacturing Co., Ltd.	511,500	70,603,449
Hitachi, Ltd.	8,082,000	58,866,113
		353,769,756

Semiconductors & Semiconductor Equipment: 4.2%
Rohm Co., Ltd.	749,000	71,095,711
Lasertec Corp.	1,785,500	65,084,867
Ferrotec Holdings Corp.	1,682,300	42,305,287
Optorun Co., Ltd.	922,600	28,041,132
		206,526,997

IT Services: 3.3%
Otsuka Corp.	1,694,200	86,375,044
ITOCHU Techno-Solutions Corp.	3,484,400	71,981,780
		158,356,824

	Shares	Value
Internet Software & Services: 1.3%
Infomart Corp.	6,342,800	$64,577,796

Software: 1.2%
Square Enix Holdings Co., Ltd.	1,240,200	56,011,727
Total Information Technology		839,243,100

CONSUMER DISCRETIONARY: 13.4%
Specialty Retail: 3.7%
Nitori Holdings Co., Ltd.	762,300	133,681,481
JINS, Inc.	831,500	45,822,649
		179,504,130

Auto Components: 3.0%
Denso Corp.	1,337,800	73,585,005
Nifco, Inc.	2,007,000	67,577,396
Nippon Seiki Co., Ltd.	260,900	4,758,120
		145,920,521

Multiline Retail: 2.7%
Ryohin Keikaku Co., Ltd.	211,600	70,693,625
Seria Co., Ltd.	1,236,000	61,113,595
		131,807,220

Automobiles: 2.5%
Suzuki Motor Corp.	2,243,300	121,796,279

Internet & Direct Marketing Retail: 1.5%
Start Today Co., Ltd.	2,854,400	74,292,857
Total Consumer Discretionary		653,321,007

CONSUMER STAPLES: 11.5%
Personal Products: 4.3%
Kao Corp.	1,414,400	106,183,949
Kose Corp.	504,500	106,057,481
		212,241,430

Food & Staples Retailing: 2.7%
San-A Co., Ltd.	1,168,800	67,331,097
Tsuruha Holdings, Inc.	447,200	64,362,326
		131,693,423

Household Products: 1.4%
Pigeon Corp.	1,512,700	68,346,585

Food Products: 1.4%
Ariake Japan Co., Ltd.	818,400	65,643,220

Tobacco: 1.2%
Japan Tobacco, Inc.	2,052,700	58,639,513

Beverages: 0.5%
Coca-Cola Bottlers Japan Holdings, Inc.	596,100	24,617,460
Total Consumer Staples		561,181,631

HEALTH CARE: 9.6%
Health Care Equipment & Supplies: 4.7%
Asahi Intecc Co., Ltd.	3,025,400	121,832,809
Sysmex Corp.	1,181,300	107,335,214

26	MATTHEWS ASIA FUNDS

Matthews Japan Fund	March 29, 2018

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Daiken Medical Co., Ltd.	187,200	$1,359,782
		230,527,805

Health Care Technology: 2.3%
M3, Inc.	2,378,600	109,291,723

Biotechnology: 1.5%
PeptiDream, Inc.[b]	1,336,900	73,323,303

Health Care Providers & Services: 1.1%
Japan Lifeline Co., Ltd.	1,930,000	55,227,309
Total Health Care		468,370,140

FINANCIALS: 9.4%
Banks: 4.6%
Mitsubishi UFJ Financial Group, Inc.	19,844,500	131,878,952
Sumitomo Mitsui Financial Group, Inc.	2,229,600	94,589,178

		226,468,130

Insurance: 3.3%
Tokio Marine Holdings, Inc.	2,058,000	93,315,603
Dai-ichi Life Holdings, Inc.	3,792,500	70,015,149

		163,330,752

Diversified Financial Services: 1.5%
ORIX Corp.	4,059,600	72,751,975
Total Financials		462,550,857

MATERIALS: 4.2%
Chemicals: 4.2%
Shin-Etsu Chemical Co., Ltd.	708,200	73,871,762

	Shares	Value
Nitto Denko Corp.	812,800	$61,430,717
Fuso Chemical Co., Ltd.	1,738,700	44,769,461
Nippon Paint Holdings Co., Ltd.	664,000	24,457,206
Total Materials		204,529,146

REAL ESTATE: 2.1%
Real Estate Management & Development: 2.1%
Relo Group, Inc.	3,697,500	103,311,798
Total Real Estate		103,311,798

TELECOMMUNICATION SERVICES: 1.9%
Wireless Telecommunication Services: 1.9%
SoftBank Group Corp.	1,278,300	95,350,010
Total Telecommunication Services		95,350,010

TOTAL INVESTMENTS: 95.4%		4,663,068,427
(Cost $3,578,002,191)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 4.6%		226,577,951

NET ASSETS: 100.0%		$4,889,646,378

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	27

Matthews Korea Fund	March 29, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 70.3%

	Shares	Value
FINANCIALS: 14.0%
Banks: 8.5%
KB Financial Group, Inc.	125,037	$7,251,799
Shinhan Financial Group Co., Ltd.	153,760	6,559,290
Hana Financial Group, Inc.	125,669	5,415,975

		19,227,064

Capital Markets: 3.9%
KIWOOM Securities Co., Ltd.	55,513	5,618,539
Shinyoung Securities Co., Ltd.	58,604	3,120,164

		8,738,703

Insurance: 1.6%
DB Insurance Co., Ltd.	57,666	3,582,482
Total Financials		31,548,249

CONSUMER DISCRETIONARY: 14.0%
Auto Components: 5.3%
Hyundai Mobis Co., Ltd.	31,896	7,619,000
Hankook Tire Co., Ltd.	86,781	4,295,213

		11,914,213

Hotels, Restaurants & Leisure: 4.1%
Modetour Network, Inc.	252,986	9,280,355

Specialty Retail: 3.1%
LOTTE Himart Co., Ltd.	71,382	4,926,484
Cuckoo Homesys Co., Ltd.[b]	13,140	2,126,513

		7,052,997

Media: 1.5%
Innocean Worldwide, Inc.	54,088	3,279,362
Total Consumer Discretionary		31,526,927

INFORMATION TECHNOLOGY: 13.6%
Technology Hardware, Storage & Peripherals: 5.4%
Samsung Electronics Co., Ltd.	5,196	12,140,331

Internet Software & Services: 3.6%
NAVER Corp.	11,007	8,191,672

Semiconductors & Semiconductor Equipment: 3.4%
SK Hynix, Inc.	56,391	4,320,225
Koh Young Technology, Inc.	34,602	3,269,418

		7,589,643

Electronic Equipment, Instruments & Components: 1.2%
Samsung SDI Co., Ltd.	14,597	2,646,459
Total Information Technology		30,568,105

MATERIALS: 7.6%
Metals & Mining: 5.4%
POSCO	25,356	8,093,655
Korea Zinc Co., Ltd.	8,772	3,983,470

		12,077,125

Containers & Packaging: 2.2%
Lock&Lock Co., Ltd.	218,421	4,927,752
Total Materials		17,004,877

	Shares	Value
HEALTH CARE: 7.0%
Biotechnology: 2.5%
Hugel, Inc.[b]	10,063	$5,676,544

Pharmaceuticals: 2.5%
Yuhan Corp.	14,241	2,968,342
DongKook Pharmaceutical Co., Ltd.	38,730	2,568,049

		5,536,391

Health Care Equipment & Supplies: 2.0%
Interojo Co., Ltd.	118,428	4,526,954
Total Health Care		15,739,889

CONSUMER STAPLES: 6.5%
Food & Staples Retailing: 3.9%
BGF Retail Co., Ltd.	38,633	5,527,285
E-MART, Inc.	12,573	3,210,407

		8,737,692

Food Products: 2.6%
Orion Holdings Corp.	234,003	5,911,686
Total Consumer Staples		14,649,378

INDUSTRIALS: 3.1%
Commercial Services & Supplies: 1.6%
S-1 Corp.	38,951	3,515,271

Machinery: 1.5%
Hyundai Construction Equipment Co., Ltd.[b]	20,464	3,426,190
Total Industrials		6,941,461

ENERGY: 3.0%
Oil, Gas & Consumable Fuels: 3.0%
SK Innovation Co., Ltd.	24,082	4,786,507
S-Oil Corp.	17,865	2,022,914

Total Energy		6,809,421

TELECOMMUNICATION SERVICES: 1.5%
Wireless Telecommunication Services: 1.5%
SK Telecom Co., Ltd. ADR	139,100	3,362,047
Total Telecommunication Services		3,362,047

TOTAL COMMON EQUITIES		158,150,354
(Cost $103,872,272)

PREFERRED EQUITIES: 25.0%
INFORMATION TECHNOLOGY: 9.3%
Technology Hardware, Storage & Peripherals: 9.3%
Samsung Electronics Co., Ltd., Pfd.	10,846	20,856,132
Total Information Technology		20,856,132

CONSUMER STAPLES: 4.6%
Personal Products: 4.6%
LG Household & Health Care, Ltd., Pfd.	10,882	7,190,747
AMOREPACIFIC Group, Pfd.	61,767	3,119,326
Total Consumer Staples		10,310,073

28	MATTHEWS ASIA FUNDS

Matthews Korea Fund	March 29, 2018

Schedule of Investmentsa (unaudited) (continued)

PREFERRED EQUITIES (continued)

	Shares	Value
CONSUMER DISCRETIONARY: 3.8%
Automobiles: 3.8%
Hyundai Motor Co., Ltd., 2nd Pfd.	97,418	$8,554,569
Total Consumer Discretionary		8,554,569

FINANCIALS: 3.5%
Insurance: 3.5%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	45,822	7,878,847
Total Financials		7,878,847

MATERIALS: 2.3%
Chemicals: 2.3%
LG Chem, Ltd., Pfd.	26,144	5,321,901
Total Materials		5,321,901

ENERGY: 1.5%
Oil, Gas & Consumable Fuels: 1.5%
S-Oil Corp., Pfd.	37,562	3,388,423
Total Energy		3,388,423

TOTAL PREFERRED EQUITIES		56,309,945
(Cost $34,430,558)

TOTAL INVESTMENTS: 95.3%		214,460,299
(Cost $138,302,830)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 4.7%		10,585,948

NET ASSETS: 100.0%		$225,046,247

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Non-income producing security.

ADR	American Depositary Receipt

Pfd.	Preferred

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	29

Matthews Asia Small Companies Fund	March 29, 2018

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 96.5%

	Shares	Value
CHINA/HONG KONG: 32.0%
Times China Holdings, Ltd.	6,000,000	$9,259,311
Silergy Corp.	358,000	8,128,840
Vitasoy International Holdings, Ltd.	3,106,000	8,015,711
Shanghai Haohai Biological Technology Co.,
Ltd. H Shares[b,c]	1,271,200	7,986,264
Valuetronics Holdings, Ltd.	8,890,800	7,375,868
China Aviation Oil Singapore Corp., Ltd.	5,818,300	7,004,130
Lifetech Scientific Corp.[d]	22,456,000	6,569,894
Kingdee International Software Group Co., Ltd.[d]	6,410,000	6,529,456
China BlueChemical, Ltd. H Shares	22,728,000	6,423,729
BBI Life Sciences Corp.[c]	14,695,500	6,358,371
China Meidong Auto Holdings, Ltd.	15,528,000	6,306,511
SITC International Holdings Co., Ltd.	5,826,000	5,830,453
Genscript Biotech Corp.	1,762,000	5,804,710
Precision Tsugami China Corp., Ltd.[c,d]	3,829,000	5,766,440
Guotai Junan International Holdings, Ltd.	18,178,000	5,299,914
Sinopec Kantons Holdings, Ltd.	10,414,000	5,167,805
Beijing Urban Construction Design &
Development Group Co., Ltd. H Shares[b,c]	9,158,000	5,109,294
Yuzhou Properties Co., Ltd.	7,384,000	5,071,766
A-Living Services Co., Ltd. H Shares[b,c,d]	3,237,500	4,710,951
Truly International Holdings, Ltd.	17,922,000	4,586,599
GDS Holdings, Ltd. ADR[d]	166,400	4,567,680
AK Medical Holdings, Ltd.[b,c,d]	8,254,000	4,240,349
Bilibili, Inc. ADR[d]	219,100	2,410,100
Total China/Hong Kong		138,524,146

TAIWAN: 14.8%
ITEQ Corp.	2,763,000	6,596,340
Global PMX Co., Ltd.	1,018,000	6,576,470
Sunny Friend Environmental Technology Co., Ltd.	815,000	6,327,021
Chilisin Electronics Corp.	1,609,000	5,790,523
Advanced Ceramic X Corp.	556,000	5,218,892
Tong Hsing Electronic Industries, Ltd.	1,210,000	5,206,860
Taimide Tech, Inc.	1,858,000	4,934,062
KS Terminals, Inc.	2,608,000	4,793,021
Sinbon Electronics Co., Ltd.	1,813,060	4,789,486
Great Tree Pharmacy Co., Ltd.†	1,611,600	4,621,377
Kinik Co.	1,730,000	4,507,638
Taiwan Paiho, Ltd.	1,608,000	4,501,580
Total Taiwan		63,863,270

SOUTH KOREA: 13.9%
Incross Co., Ltd.[d]	279,434	8,644,033
Value Added Technology Co., Ltd.	214,310	8,108,692
Douzone Bizon Co., Ltd.	125,816	7,023,255
CLIO Cosmetics Co., Ltd.	211,986	6,806,420
Cosmecca Korea Co., Ltd.	116,481	6,601,235
LEENO Industrial, Inc.	104,476	5,872,343
Vitzrocell Co., Ltd.[d,e]	467,524	4,241,363
Enzychem Lifesciences Corp.[d]	45,866	4,156,936
Cafe24 Corp.[d]	36,416	4,055,333
Wonik Materials Co., Ltd.[d]	59,090	3,157,293
Yonwoo Co., Ltd.[d]	51,789	1,427,410
Total South Korea		60,094,313

	Shares	Value
INDIA: 10.5%
GRUH Finance, Ltd.	826,275	$7,358,331
Merck, Ltd.	265,282	6,169,361
Gabriel India, Ltd.	2,596,421	5,499,762
Shriram City Union Finance, Ltd.	155,898	5,123,775
AIA Engineering, Ltd.	227,923	5,037,100
Cholamandalam Investment and Finance Co., Ltd.	215,417	4,821,744
Page Industries, Ltd.	13,397	4,679,612
Syngene International, Ltd.[b,c]	386,483	3,564,606
LA Opala RG, Ltd.	748,283	3,301,195
Total India		45,555,486

INDONESIA: 6.2%
PT Bank Tabungan Pensiunan Nasional	26,131,200	6,379,056
PT Ultrajaya Milk Industry & Trading Co.	48,826,000	5,639,209
PT BFI Finance Indonesia	88,195,000	5,124,823
PT Puradelta Lestari[c]	302,830,900	3,783,324
PT Arwana Citramulia	134,190,800	3,119,016
PT Astra Otoparts	24,257,325	2,792,654
Total Indonesia		26,838,082

THAILAND: 5.4%
Plan B Media Public Co., Ltd. F Shares	30,458,900	5,728,187
TOA Paint Thailand Public Co., Ltd.[d]	3,789,300	4,686,710
Rich Sport Public Co., Ltd.[d]	21,756,500	4,581,664
KGI Securities Thailand Public Co., Ltd.	28,270,700	4,291,651
AP Thailand Public Co., Ltd.	16,780,000	4,246,244
Total Thailand		23,534,456

JAPAN: 3.7%
CKD Corp.	289,800	6,307,530
Honma Golf, Ltd.[b,c]	4,941,500	5,301,328
Tri Chemical Laboratories, Inc.	97,900	4,480,887
Total Japan		16,089,745

MALAYSIA: 3.1%
Bursa Malaysia BHD	2,305,200	6,545,632
D&O Green Technologies BHD	29,364,300	4,618,910
Karex BHD	10,820,825	2,284,067
Total Malaysia		13,448,609

SINGAPORE: 2.0%
Aslan Pharmaceuticals, Ltd.[d]	2,565,000	4,537,151
Delfi, Ltd.	3,736,300	4,188,965
Total Singapore		8,726,116

UNITED STATES: 1.8%
Athenex, Inc.[d]	239,000	4,065,390
Knowles Corp.[d]	300,700	3,785,813
Total United States		7,851,203

PHILIPPINES: 1.1%
Philippine Seven Corp.	2,008,531	4,773,281
Total Philippines		4,773,281

30	MATTHEWS ASIA FUNDS

Matthews Asia Small Companies Fund	March 29, 2018

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
AUSTRALIA: 1.0%
OZ Minerals, Ltd.	624,744	$4,369,443
Total Australia		4,369,443

VIETNAM: 1.0%
Ho Chi Minh City Securities Corp.	1,173,000	4,071,904
Total Vietnam		4,071,904

TOTAL INVESTMENTS: 96.5%		417,740,054
(Cost $362,750,739)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 3.5%		15,303,540

NET ASSETS: 100.0%		$433,043,594

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 29, 2018, the aggregate value is $30,912,792, which is 7.14% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

BHD	Berhad

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	31

Matthews China Small Companies Fund	March 29, 2018

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 96.2%

	Shares	Value
INFORMATION TECHNOLOGY: 24.0%
Semiconductors & Semiconductor Equipment: 11.9%
Silergy Corp.	124,000	$2,815,576
Hua Hong Semiconductor, Ltd.[b,c]	462,000	925,247
IQE PLC[d]	386,473	701,210
Ferrotec Holdings Corp.	19,600	492,887
SG Micro Corp. A Shares[d]	18,600	332,231
Optorun Co., Ltd.	10,300	313,054
		5,580,205

Electronic Equipment, Instruments & Components: 5.0%
Truly International Holdings, Ltd.	2,422,000	619,838
Merry Electronics Co., Ltd.	97,000	566,441
Knowles Corp.[d]	39,100	492,269
Tong Hsing Electronic Industries, Ltd.	106,000	456,138
All Ring Tech Co., Ltd.	99,000	236,533
China High Precision Automation Group, Ltd.[d,e]	195,000	249
		2,371,468

Software: 3.4%
Kingdee International Software Group Co., Ltd.[d]	1,060,000	1,079,754
Bilibili, Inc. ADR[d]	47,400	521,400
		1,601,154

Internet Software & Services: 2.0%
Baozun, Inc. ADR[d]	20,800	954,304

IT Services: 1.0%
GDS Holdings, Ltd. ADR[d]	16,900	463,905

Communications Equipment: 0.7%
Advanced Ceramic X Corp.	33,000	309,754
Total Information Technology		11,280,790

INDUSTRIALS: 20.2%
Machinery: 6.6%
TK Group Holdings, Ltd.	2,688,000	2,101,559
Precision Tsugami China Corp., Ltd.[c,d]	480,000	722,876
Mirle Automation Corp.	180,000	281,550
		3,105,985

Commercial Services & Supplies: 6.3%
Sunny Friend Environmental Technology Co., Ltd.	245,000	1,901,988
Greentown Service Group Co., Ltd.[c]	1,016,000	865,680
A-Living Services Co., Ltd. H Shares[b,c,d]	148,750	216,449
		2,984,117

Marine: 3.8%
SITC International Holdings Co., Ltd.	1,772,000	1,773,354

Transportation Infrastructure: 1.6%
Qingdao Port International Co., Ltd. H Shares[b,c]	1,021,000	758,683

Electrical Equipment: 1.1%
Voltronic Power Technology Corp.	25,974	504,672

	Shares	Value
Professional Services: 0.8%
51job, Inc. ADR[d]	4,224	$363,433

Total Industrials		9,490,244

HEALTH CARE: 15.1%
Biotechnology: 10.1%
Shanghai Haohai Biological Technology Co., Ltd. H Shares[b,c]	216,100	1,357,640
BBI Life Sciences Corp.[c]	1,978,500	856,047
Amoy Diagnostics Co., Ltd. A Shares[d]	37,000	688,212
Athenex, Inc.[d]	37,400	636,174
Aslan Pharmaceuticals, Ltd.[d]	352,000	622,642
Abcam PLC	32,337	561,612
		4,722,327

Life Sciences Tools & Services: 2.9%
Genscript Biotech Corp.	244,000	803,830
Tecan Group AG	2,658	562,916
		1,366,746

Health Care Equipment & Supplies: 1.5%
AK Medical Holdings, Ltd.[b,c,d]	978,000	502,430
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	288,000	192,819
		695,249

Pharmaceuticals: 0.6%
Jacobson Pharma Corp., Ltd.[c]	1,220,000	284,651

Total Health Care		7,068,973

CONSUMER DISCRETIONARY: 12.1%
Hotels, Restaurants & Leisure: 2.7%
Mandarin Oriental International, Ltd.	337,400	809,223
Melco International Development, Ltd.	150,000	440,220
		1,249,443

Specialty Retail: 2.5%
China ZhengTong Auto Services Holdings, Ltd.	857,000	629,490
China Meidong Auto Holdings, Ltd.	1,336,000	542,600
		1,172,090

Diversified Consumer Services: 2.0%
China Maple Leaf Educational Systems, Ltd.	688,000	928,018

Household Durables: 1.9%
Vatti Corp., Ltd. A Shares	168,914	714,873
Vatti Corp., Ltd. A Shares	44,300	188,069
		902,942

Auto Components: 1.6%
Xin Point Holdings, Ltd.[c]	1,017,000	732,091

Leisure Products: 1.4%
Honma Golf, Ltd.[b,c]	630,500	676,411
Total Consumer Discretionary		5,660,995

MATERIALS: 8.6%
Construction Materials: 3.1%
China Resources Cement Holdings, Ltd.	1,120,000	979,723

32	MATTHEWS ASIA FUNDS

Matthews China Small Companies Fund	March 29, 2018

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Huaxin Cement Co., Ltd., B Shares	348,700	$471,695
		1,451,418

Chemicals: 2.5%
China BlueChemical, Ltd. H Shares	2,700,000	763,114
Shanghai Putailai New Energy Technology Co., Ltd. A Shares[d,e]	66,700	398,627
		1,161,741

Metals & Mining: 1.5%
MMG, Ltd.[d]	1,160,000	719,420

Containers & Packaging: 1.5%
CPMC Holdings, Ltd.	1,077,000	695,527
Total Materials		4,028,106

REAL ESTATE: 6.9%
Real Estate Management & Development: 6.9%
Times China Holdings, Ltd.	753,000	1,162,043
Joy City Property, Ltd.	5,746,000	931,055
Yuzhou Properties Co., Ltd.	1,234,000	847,584
KWG Property Holding, Ltd.	225,000	312,749

Total Real Estate		3,253,431

ENERGY: 4.8%
Oil, Gas & Consumable Fuels: 4.8%
China Aviation Oil Singapore Corp., Ltd.	1,232,800	1,484,058
Sinopec Kantons Holdings, Ltd.	1,512,000	750,309

Total Energy		2,234,367

CONSUMER STAPLES: 2.5%
Food Products: 2.5%
Tehmag Foods Corp.	55,000	432,858
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. A Shares	101,740	383,378

	Shares	Value
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. A Shares	94,800	$356,080

Total Consumer Staples		1,172,316

FINANCIALS: 2.0%
Banks: 2.0%
Dah Sing Banking Group, Ltd.	436,000	954,322
Total Financials		954,322

TOTAL INVESTMENTS: 96.2%		45,143,544
(Cost $38,715,266)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 3.8%		1,765,733

NET ASSETS: 100.0%		$46,909,277

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 29, 2018, the aggregate value is $4,436,860, which is 9.46% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA	33

Notes to Schedules of Investments (unaudited)

A.	SECURITY VALUATION: The value of the Matthews Asia Funds’ (each a “Fund”, and collectively the “Funds” or the “Trust”) securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Funds’ Board of Trustees (the “Board”). Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews International Capital Management, LLC (“Matthews”), in accordance with procedures established by the Funds’ Board. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

The Board has delegated to the Board’s Valuation Committee the responsibility for oversight of the fair valuation process under the Trust’s Valuation and Pricing Policy. The Board’s Valuation Committee, in turn, has delegated the determination of fair value prices under Matthews’ Valuation and Pricing Procedures to Matthews’ Valuation Committee (the “Valuation Committee”). The Board’s Valuation Committee will review and approve fair value determinations by Matthews’ Valuation Committee in accordance with the Valuation and Pricing Policy. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds isolate that portion of gains and losses on investments in fixed income securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.	FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments and derivative financial instruments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments and derivative financial instruments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, foreign exchange, etc.).

Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and derivative financial instruments).

34	MATTHEWS ASIA FUNDS

Notes to Schedules of Investments (unaudited) (continued)

The summary of inputs used to determine the fair valuation of the Funds’ investments and derivative financial instruments as of March 29, 2018 is as follows:

	Matthews Asia Strategic Income Fund	Matthews Asia Credit Opportunities Fund	Matthews Asian Growth and Income Fund	Matthews Asia Dividend Fund	Matthews Asia Value Fund	Matthews Asia Focus Fund	Matthews Asia Growth Fund
Assets:
Investments:
Level 1: Quoted Prices
China/Hong Kong	$—	$—	$130,331,844	$150,038,624	$1,319,262	$252,351	$103,296,918
Indonesia	—	—	35,133,316	39,883,946	—	—	30,106,899
Israel	—	—	—	—	167,858	—	—
Malaysia	—	—	—	—	—	185,134	—
Singapore	—	—	—	44,573,419	—	—	—
South Korea	—	—	16,285,918	116,809,220	—	—	—
Sri Lanka	—	—	—	—	—	—	24,944,831
Taiwan	—	—	—	115,655,054	—	—	—
United States	—	—	51,866,565	—	679,420	282,780	—
Level 2: Other Significant Observable Inputs
Foreign Government Obligations[a]	31,207,305	4,665,760	—	—	—	—	—
Non-Convertible Corporate Bonds [a]	59,711,192	24,039,278	—	—	—	—	—
Convertible Corporate Bonds[a]	19,209,223	6,548,866	205,497,666	—	—	—	—
Common Equities:
Australia	—	—	155,146,278	134,863,517	—	254,282	42,808,626
Bangladesh	—	—	—	55,877,466	—	—	41,302,785
China/Hong Kong	—	—	604,243,247	2,431,636,567	9,358,094	2,993,790	156,962,459
India	—	—	84,297,335	272,944,037	—	646,773	63,312,735
Indonesia	—	—	85,843,662	118,982,369	—	583,815	75,559,735
Japan	—	—	131,199,143	1,876,172,796	3,560,317	254,246	403,794,324
Malaysia	—	—	58,594,211	—	2,175,946	214,909	—
New Zealand	—	—	36,701,561	—	—	—	—
Norway	—	—	44,756,638	—	—	—	—
Pakistan	—	—	—	—	—	—	7,229,169
Philippines	—	—	43,218,413	45,090,332	—	254,536	20,856,851
Singapore	—	—	270,933,040	304,154,009	1,540,753	1,076,492	—
South Korea	—	—	232,220,140	814,900,031	7,111,601	548,821	—
Sri Lanka	—	—	—	—	—	—	9,157,640
Switzerland	—	—	—	—	424,328	276,415	—
Taiwan	—	—	160,863,328	131,865,397	1,639,204	512,465	6,033,227
Thailand	—	—	53,683,613	112,743,879	—	256,554	17,338,514
Vietnam	—	—	44,780,262	108,195,558	—	—	23,637,503
Preferred Equities:
South Korea	—	—	69,579,921	—	3,078,701	—	—
Total Market Value of Investments	$110,127,720	$35,253,904	$2,515,176,101	$6,874,386,221	$31,055,484	$8,593,363	$1,026,342,216

a	Industry, countries, or security types are disclosed on the Schedule of Investments.

Matthews Asia Strategic Income Fund
Derivative Financial Instruments[1]

Assets

Level 2: Other Significant Observable Inputs Forward Foreign Currency Exchange Contracts	$144,478

Liabilities

Level 2: Other Significant Observable Inputs Forward Foreign Currency Exchange Contracts	($108,226)
1	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

matthewsasia.com | 800.789.ASIA	35

	Matthews China Dividend Fund	Matthews China Fund	Matthews India Fund	Matthews Japan Fund	Matthews Korea Fund	Matthews China Small Companies Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$—	$14,101,817	$—	$—	$2,126,513	$—
Consumer Staples	—	—	—	—	5,527,285	—
Financials	7,835,800	—	831,841	—	—	—
Health Care	—	—	38,103,766	—	—	636,174
Industrials	3,743,565	16,648,740	55,518,359	—	—	579,882
Information Technology	6,140,541	158,347,974	46,166,750	—	—	2,431,878
Materials	6,646,968	—	—	—	—	—
Telecommunication Services	6,735,773	—	—	—	3,362,047	—
Closed-End Fund:
Information Technology	12,986,616	—	—	—	—	—
Level 2: Other Significant Observable Inputs Common Equities:
Consumer Discretionary	48,146,604	77,253,894	217,095,494	653,321,007	29,400,414	5,660,995
Consumer Staples	29,710,570	41,475,891	393,097,567	561,181,631	9,122,093	1,172,316
Energy	19,880,733	56,527,044	—	—	6,809,421	2,234,367
Financials	56,017,261	317,786,073	805,556,490	462,550,857	31,548,249	954,322
Health Care	16,213,304	37,366,946	180,150,964	468,370,140	15,739,889	6,432,799
Industrials	32,972,010	34,033,739	214,701,148	1,275,210,738	6,941,461	8,910,362
Information Technology	33,481,700	171,883,713	194,204,681	839,243,100	30,568,105	8,848,663
Materials	2,955,983	41,261,689	116,970,756	204,529,146	17,004,877	3,629,479
Real Estate	18,219,195	48,832,125	—	103,311,798	—	3,253,431
Telecommunication Services	15,368,624	28,009,447	—	95,350,010	—	—
Utilities	8,001,789	29,383,167	—	—	—	—
Preferred Equities:
Consumer Discretionary	—	—	—	—	8,554,569	—
Consumer Staples	—	—	—	—	10,310,073	—
Energy	—	—	—	—	3,388,423	—
Financials	—	—	—	—	7,878,847	—
Information Technology	—	—	—	—	20,856,132	—
Materials	—	—	—	—	5,321,901	—
Level 3: Significant Unobservable Inputs
Common Equities:
Information Technology	—	—	—	—	—	249
Materials	—	—	—	—	—	398,627
Total Market Value of Investments	$325,057,036	$1,072,912,259	$2,262,397,816	$4,663,068,427	$214,460,299	$45,143,544

36	MATTHEWS ASIA FUNDS

Notes to Schedules of Investments (unaudited) (continued)

	Matthews Pacific Tiger Fund	Matthews Asia ESG Fund	Matthews Emerging Asia Fund	Matthews Asia Innovators Fund	Matthews Asia Small Companies Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Bangladesh	$—	$—	$24,671,255	$—	$—
China/Hong Kong	769,377,561	650,745	137,402	47,667,986	11,688,731
India	—	—	—	—	5,037,100
Indonesia	29,863,934	319,401	9,476,633	—	14,819,817
Japan	7,614,752	—	—	—	—
Pakistan	—	248,644	43,999,135	—
Philippines	—	—	24,713,195	—	4,773,281
Singapore	—	293,630	—	—	4,188,965
South Korea	—	—	—	5,152,866	4,055,333
Sri Lanka	—	—	34,655,604	—	—
United States	176,021,300	—	—	—	7,851,203
Vietnam	—	—	10,162,724	—	—
Rights:
Sri Lanka	—	—	488,865	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	—	—	2,595,767	—	4,369,443
Bangladesh	—	1,116,930	32,807,571	5,782,194	—
China/Hong Kong	2,839,104,199	3,875,118	33,377,110	99,805,953	126,835,415
India	1,943,347,353	2,886,843	58,167,726	26,333,712	40,518,386
Indonesia	544,719,518	645,628	64,583,186	5,821,052	12,018,265
Japan	—	3,123,233	—	—	16,089,745
Luxembourg	—	170,224	—	—	13,448,609
Malaysia	440,958,409	—	—	—	—
Pakistan	—	126,010	30,915,277	—	—
Philippines	204,963,691	577,924	17,139,480	3,359,881	—
Singapore	—	603,116	3,450,321	4,786,325	4,537,151
South Korea	1,191,126,073	2,620,207	—	46,754,675	51,797,617
Sri Lanka	—	—	9,552,638	—	—
Switzerland	214,524,147	—	—	—	—
Taiwan	507,107,890	2,113,736	—	7,657,062	63,863,270
Thailand	529,004,876	639,350	—	4,703,712	23,534,456
Vietnam	265,252,824	406,035	105,414,704	7,415,565	4,071,904
Rights:
Vietnam	—	—	1,059,431	—	—
Level 3: Significant Unobservable Inputs
Common Equities:
South Korea	—	—	—	—	4,241,363
Total Market Value of Investments	$9,662,986,527	$20,416,774	$507,368,024	$265,240,983	$417,740,054

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Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable. Such fair valuations are typically categorized as Level 2 in the fair value hierarchy. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. At March 29, 2018, the Funds utilized third-party pricing services to fair value certain securities, some of which were different than the securities which had been valued by third-party pricing services at December 31, 2017. As a result, certain securities held by the Funds were transferred from Level 2 to Level 1 and certain securities held by the Funds were transferred from Level 1 to Level 2 with beginning of period values as follows:

	Transfer to Level 1 from Level 2	Transfer to Level 2 from Level 1
Matthews Asian Growth and Income Fund	$—	$352,193,054
Matthews Asia Dividend Fund	—	896,672,118
Matthews China Dividend Fund	—	70,040,190
Matthews Asia Value Fund	—	10,794,669
Matthews Asia Focus Fund	—	1,275,305
Matthews Asia Growth Fund	5,390,853	96,847,460
Matthews Pacific Tiger Fund	—	1,758,886,180
Matthews Asia ESG Fund	139,801	4,185,679
Matthews Emerging Asia Fund	20,930,445	118,222,330
Matthews Asia Innovators Fund	—	26,117,774
Matthews China Fund	—	43,861,619
Matthews India Fund	—	513,910,178
Matthews Japan Fund	—	16,110,424
Matthews Korea Fund	—	73,076,442
Matthews Asia Small Companies Fund	10,965,170	109,639,371
Matthews China Small Companies Fund	—	9,171,166

Level 3 securities consisted of equities that, as of March 29, 2018, were suspended from trading. As described in Note A, these securities are valued based on their fair value as determined under the direction of the Board. The significant unobservable inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance.

A reconciliation of Level 3 investments for which significant unobservable inputs were used to determine value are as follows:

	Matthews Korea Fund	Matthews Asia Small Companies Fund	Matthews China Small Companies Fund
	Common Equities - Consumer Discretionary	Common Equities - South Korea	Common Equities - Information Technology/ Materials
Balance as of 12/31/17 (market value)	$2,158,539	$3,491,660	$250
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(407,564)	749,703	(144,844)
Purchases	—	—	263,132
Sales	(1,750,975)	—	—
Transfers in to Level 3*	—	—	280,338
Transfer out of Level 3*	—	—	—
Balance as of 3/29/18 (market value)	$—	$4,241,363	$398,876
Net change in unrealized appreciation/depreciation on Level 3 investments held asof 3/29/18	($407,564)	$749,703	($144,844)

*	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Certain foreign securities, for which market quotations are not readily available, may be fair valued and classified as either Level 2 or Level 3. When the underlying inputs include significant observable inputs obtained from sources independent of the Funds, the securities are classified as Level 2. These inputs include evaluated prices from the Funds’ pricing vendors, day-on-day price changes, primary and ancillary pricing sources, and other available independent market indicators of value. When the underlying inputs include significant unobservable inputs and reflect assumptions of market participants, the securities are classified as Level 3. As of March 29, 2018, the Funds that previously used quoted prices or observable inputs now also utilize significant unobservable inputs for certain securities that were suspended from trading. As a result, certain securities held by the Funds that were previously classified as Level 1 or Level 2 were transferred to Level 3. Certain securities held by the Funds that were suspended from trading and classified as Level 3 on December 31, 2017 subsequently resumed trading and were transferred from Level 3 to Level 1, Level 2 or were sold.

38	MATTHEWS ASIA FUNDS

Notes to Schedules of Investments (unaudited) (continued)

C.	DERIVATIVE FINANCIAL INSTRUMENTS

Each of the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund engages in derivative transactions for a variety of purposes, including managing interest rate, currency and credit exposure. Derivative transactions in which each Fund may engage include financial futures contracts, swaps and/or forward foreign currency exchange contracts.

Certain derivative transactions may result in each Fund’s exposure to a currency to exceed the value of the Fund’s assets and the Fund could be exposed to currency risk whether or not it holds a bond or other instrument denominated in that currency. The gross notional value of derivative financial instruments and transactions could exceed the value of the Fund’s net assets, although the net market value of these instruments and transactions, on a marked-to-market basis, at most times, is expected to be substantially lower.

The primary risks associated with the use of derivative financial instruments are: (i) Matthews may not correctly predict the direction of currency exchange rates, interest rates, security prices, or other economic factors; (ii) Matthews may not correctly predict changes in the value of derivative financial instruments and related underlying instruments or assets, which may result in disproportionately increased losses and/or reduced opportunities for gains; (iii) imperfect correlation between the change in market value of the securities held by a Fund and the price of financial futures contracts and credit default swaps contracts; (iv) the lack of, or a reduction in the liquidity of, any secondary market for the instrument, and the resulting inability to close the position (or exit the position) when desired; (v) losses, which are potentially unlimited, due to unanticipated market movements; (vi) the value of the instrument may change unfavorably due to movements in the value of the referenced foreign currencies; (vii) a Fund may suffer disproportionately heavy losses relative to the amount invested; (viii) changes in the value of the derivatives may not match or fully offset changes in the value of hedged or related portfolio securities, thereby failing to achieve the hedging or investment purpose for the derivative transaction; and (ix) the other party to the instrument may fail to fulfill its obligation.

Forward Foreign Currency Exchange Contracts: The Matthews Asia Strategic Income Fund enters into forward foreign currency exchange contracts to gain or reduce exposure to foreign currency exchange rate risk. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Matthews Asia Strategic Income Fund does not offset financial assets and financial liabilities on forward foreign currency contracts in the Statement of Assets and Liabilities as they are not subject to netting arrangements.

Swaps: The Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund enter into swap contracts to manage exposure to issuers, markets and securities to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the amortized premium received or paid.

The Funds may buy credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables

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and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. No swaps were held by any Funds on March 29, 2018.

D.	HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended March 29, 2018, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended March 29, 2018 is as follows:

	Shares Held at Dec 31, 2017	Shares Purchsed	Shares Sold	Shares Held at Mar 29, 2018	Value at Mar 29, 2018	Net Change in Unrealized Appreciation (Depreciation)
MATTHEWS ASIA DIVIDEND FUND

Name of Issuer:
Anritsu Corp.	9,384,700	—	—	9,384,700	$114,781,133	$9,131,733
Ascendas India Trust	53,470,700	4,393,100	—	57,863,800	44,573,419	(4,839,023)
Breville Group, Ltd.	10,644,019	—	—	10,644,019	95,909,854	(8,391,450)
CapitaLand Retail China Trust REIT	49,800,000	—	—	49,800,000	60,065,337	(255,423)
Eiken Chemical Co., Ltd.	1,003,500	2,303,700†	—	3,337,200	84,277,816	4,603,016
Greencross, Ltd.	3,825,449	5,734,833	—	9,560,282	38,953,663	(8,653,485)
Minth Group, Ltd.	60,675,000	2,048,000	654,000	62,069,000	284,778,581	(89,634,166)
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares	44,450,000	107,754,000	—	152,204,000	62,798,407	1,112,829
Yuexiu Transport Infrastructure, Ltd.	92,646,000	—	—	92,646,000	71,572,495	3,566,595
Total Affiliates					$857,710,705	($93,359,374)

MATTHEWS ASIA GROWTH FUND

Name of Issuer:
Sampath Bank PLC	9,955,478	2,515,089	—	12,470,567	$24,028,068	($1,927,230)
Sampath Bank PLC, Rights	—	2,877,822	—	2,877,822	916,763	916,763
Total Affiliates					$24,944,831	($1,010,467)

MATTHEWS PACIFIC TIGER FUND

Name of Issuer:
Cheil Worldwide, Inc.	6,554,297	442,087	—	6,996,384	$120,006,267	($17,854,445)
Fuyao Glass Industry Group Co., Ltd. H Shares	32,976,400	750,000	—	33,726,400	130,456,894	(11,281,250)
Green Cross Corp.	620,785	—	—	620,785	117,827,900	(13,110,111)
Just Dial, Ltd.	3,557,718	—	—	3,557,718	24,456,746	(4,650,462)
Orion Holdings Corp.	5,666,538	—	—	5,666,538	143,155,397	2,094,038
Sinopharm Group Co., Ltd. H Shares	61,139,600	5,006,800	—	66,146,400	332,747,422	47,590,764
Synnex Technology International Corp.	95,600,921	—	—	95,600,921	143,874,940	13,843,475
Tata Power Co., Ltd.	164,620,436	15,696,051	—	180,316,487	219,821,437	(40,808,134)
Total Affiliates					$1,232,347,003	($24,176,125)

MATTHEWS EMERGING ASIA FUND

Name of Issuer:
National Seed JSC	979,585	—	—	979,585	$4,354,761	($316,913)
Shifa International Hospitals, Ltd.	2,519,051	264,300	—	2,783,351	6,788,834	(834,531)

40	MATTHEWS ASIA FUNDS

Notes to Schedules of Investments (unaudited) (continued)

	Shares Held at Dec 31, 2017	Shares Purchsed	Shares Sold	Shares Held at Mar 29, 2018	Value at Mar 29, 2018	Net Change in Unrealized Appreciation (Depreciation)
Taisun International Holding Corp.	654,000	1,007,000	—	1,661,000	$7,688,128	$470,981
Total Affiliates					$18,831,723	($680,463)

MATTHEWS INDIA FUND

Name of Issuer:
eClerx Services, Ltd.	2,701,931	—	40,000	2,661,931	$49,275,862	($16,343,513)
VST Industries, Ltd.	1,167,175	—	—	1,167,175	52,806,605	(5,795,791)
Total Affiliates					$102,082,467	($22,139,304)

MATTHEWS JAPAN FUND

Name of Issuer:
Infomart Corp.††	7,697,300	—	1,354,500	6,342,800	$—	$—
TechnoPro Holdings, Inc.††	1,719,500	—	258,800	1,460,700	—	—
W-Scope Corp.††	2,047,600	—	2,047,600	—	—	—
Total Affiliates					$—	$—

MATTHEWS ASIA SMALL COMPANIES FUND

Name of Issuer:
Great Tree Pharmacy Co., Ltd.	1,507,600	104,000	—	1,611,600	$4,621,377	$5,550
Total Affiliates					$4,621,377	$5,550

†	Includes stock spin-off during the period.

††	Issuer was not an affiliated company as of March 29, 2018.

E.	INCOME TAX INFORMATION

Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2018.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Late Year Losses
Matthews Asia Dividend Fund	$82,668,298
Matthews India Fund	29,724

As of December 31, 2017, the Funds have capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Amount With No Expiration
	Short-term Losses	Long-term Losses	Total
Matthews Asia Strategic Income Fund	$1,593,006	$53,342	$1,646,348
Matthews Asia Focus Fund	110,658	530,797	641,455

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

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Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Matthews International Funds

By (Signature and Title)* /s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date May 25, 2018

By (Signature and Title)* /s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date May 25, 2018

* Print the name and title of each signing officer under his or her signature.